                                                      Registration No. 333-43671
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 6

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                                   ----------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)

                                   ----------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                   ----------
===============================================================================


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2001


[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

===============================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
  1....................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
  2....................................................................Nationwide Life Insurance Company
  3....................................................................Custodian of Assets
  4....................................................................Distribution of The Policies
  5....................................................................The Variable Account
  6....................................................................Not Applicable
  7....................................................................Not Applicable
  8....................................................................Not Applicable
  9....................................................................Legal Proceedings
 10....................................................................Information About The Policies; How
                                                                       The Cash Value Varies; Right to
                                                                       Exchange for a Fixed Benefit Policy;
                                                                       Reinstatement; Other Policy Provisions
 11....................................................................Investments of The Variable Account
 12....................................................................The Variable Account
 13....................................................................Policy Charges
                                                                       Reinstatement
 14....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for
                                                                       Issuance of a Policy
 15....................................................................Investments of the Variable
                                                                       Account; Premium Payments
 16....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
 17....................................................................Surrendering The Policy for Cash
 18....................................................................Reinvestment
 19....................................................................Not Applicable
 20....................................................................Not Applicable
 21....................................................................Policy Loans
 22....................................................................Not Applicable
 23....................................................................Not Applicable
 24....................................................................Not Applicable
 25....................................................................Nationwide Life Insurance Company
 26....................................................................Not Applicable
 27....................................................................Nationwide Life Insurance Company
 28....................................................................Company Management
 29....................................................................Company Management
 30....................................................................Not Applicable
 31....................................................................Not Applicable
 32....................................................................Not Applicable

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable
38.....................................................................Distribution of The Policies
39.....................................................................Distribution of The Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of The Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How The Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How The Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of The Policies;
                                                                       Information About The Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of The Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-4.


                   The date of this prospectus is May 1, 2001.


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.


The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-         American Century VP Income & Growth

-         American Century VP International

-         American Century VP Value

DREYFUS


-        Dreyfus Investment Portfolios - European Equity Portfolio - Initial
         Shares



-        The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares



-        Dreyfus Stock Index Fund, Inc. - Initial Shares



- Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


FEDERATED INSURANCE SERIES

-        Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-        VIP Equity-Income Portfolio: Service Class

-        VIP Growth Portfolio: Service Class

-        VIP High Income Portfolio: Service Class*

-        VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-        VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

-        VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES

-        Capital Appreciation Portfolio: Service Shares

-        Global Technology Portfolio: Service Shares

-        International Growth Portfolio: Service Shares

MORGAN STANLEY

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

-        Emerging Markets Debt Portfolio

-        Mid Cap Growth Portfolio


-        U.S. Real Estate Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST

-        Capital Appreciation Fund


-        Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
         Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)



-        Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity
         Income Fund)



- Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)



-        Gartmore NSAT Emerging Markets Fund



-        Gartmore NSAT Global Technology and Communications Fund



-        Gartmore NSAT International Growth Fund


-        Government Bond Fund


-        J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R) Balanced Fund)



- MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)


-        Money Market Fund

-        Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity
         Fund) (subadviser: J.P. Morgan Investment Management Inc.)


- Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman LLC and Waddell & Reed Investment Management Company)


-        Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
         Corporation)


- Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)



-        Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic
         Growth Fund)


-        Total Return Fund


-        Turner NSAT Growth Focus Fund


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-        AMT Guardian Portfolio

-        AMT Mid-Cap Growth Portfolio

-        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

- Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)

-        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)

-        Oppenheimer Global Securities Fund/VA

- Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST

-        Worldwide Emerging Markets Fund

-        Worldwide Hard Assets Fund


* These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


-        Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
         Portfolio)

-        International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


-        Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST

-        Nationwide(R) Strategic Value Fund (subadviser: Strong Capital
         Management, Inc.)

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and

-        any required Nationwide forms,

call:

           1-800-547-7548
     TDD   1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:
                                             www.bestofamerica.com

THIS POLICY:


-         IS NOT A BANK DEPOSIT



-         IS NOT FDIC INSURED



-         IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY



-         IS NOT AVAILABLE IN EVERY STATE



-         MAY GO DOWN IN VALUE


The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life Insurance Company.


NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.


NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.................................................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICE
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account


INFORMATION ABOUT THE POLICIES................................


     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES................................................
     Sales Load


     Tax Load


     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance


     Loan Interest


     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION...........................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfer Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................


ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................


APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH
     BENEFITS.................................................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION...................

SUMMARY OF POLICY EXPENSES


Nationwide deducts certain charges from the policy. Charges are made for administrative, tax and sales loads, providing life insurance protection, and assuming the mortality and expense risks.



Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").



The tax load is 3.5% of premiums for all states (see "Tax Load").



The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:


-        monthly cost of insurance;

- monthly cost of any additional benefits provided by riders to the policy; and


-        monthly administrative expense charge.



Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.


Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                       Management        Other        12b-1       Total Underlying
                                                                          Fees          Expenses       Fees          Mutual Fund
                                                                                                                      Expenses
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%            0.70%
Income & Growth
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          1.23%          0.00%         0.00%            1.23%
International
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Value
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital          1.14%          0.26%         0.00%            1.40%
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio       1.00%          0.30%         0.00%            1.30%
(formerly, Warburg Pincus Trust - International Equity Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,           0.48%          0.52%         0.00%            1.00%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio - Initial       1.00%          0.25%         0.00%            1.25%
Shares
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares       0.75%          0.03%         0.00%            0.78%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                           0.25%          0.01%         0.00%            0.26%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio  -              0.75%          0.03%         0.00%            0.78%
Initial Shares (formerly, Capital Appreciation Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II               0.28%          0.42%         0.00%            0.70%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class*                     0.48%          0.08%         0.10%            0.66%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class*                            0.57%          0.09%         0.10%            0.76%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                        0.58%          0.10%         0.10%            0.78%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class*                          0.72%          0.17%         0.10%            0.99%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class*                  0.57%          0.09%         0.10%            0.76%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class*          0.58%          0.11%         0.10%            0.79%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.02%         0.25%            0.92%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.04%         0.25%            0.94%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                            0.60%          0.20%         0.00%            0.80%
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Management        Other        12b-1       Total Underlying
                                                                          Fees          Expenses       Fees          Mutual Fund
                                                                                                                      Expenses
----------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap        0.50%          0.15%         0.00%            0.65%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity       0.80%          0.15%         0.00%            0.95%
Income Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide           0.80%          0.15%         0.00%            0.95%
High Income Bond Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                  1.15%          0.60%         0.00%            1.75%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund              0.98%          0.37%         0.00%            1.35%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                              1.00%          0.60%         0.00%            1.60%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                 0.50%          0.16%         0.00%            0.66%
----------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced        0.75%          0.15%         0.00%            0.90%
Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi          0.75%          0.15%         0.00%            0.90%
Sector Bond Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                    0.39%          0.16%         0.00%            0.55%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity        1.00%          0.20%         0.00%            1.20%
Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select        1.10%          0.20%         0.00%            1.30%
Advisers Small Cap Growth Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                      0.90%          0.15%         0.00%            1.05%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                        0.93%          0.28%         0.00%            1.21%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                      0.90%          0.10%         0.00%            1.00%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide                0.90%          0.10%         0.00%            1.00%
Strategic Growth Fund)
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                    0.58%          0.20%         0.00%            0.78%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                        0.90%          0.45%         0.00%            1.35%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.15%         0.00%            1.00%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.14%         0.00%            0.98%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                                   0.82%          0.10%         0.00%            0.92%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.62%          0.02%         0.00%            0.64%
Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.03%         0.00%            0.67%
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%          0.04%         0.00%            0.68%
Fund/VA
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.70%          0.03%         0.00%            0.73%
& Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)
----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                          1.00%          0.11%         0.00%            1.11%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.59%          0.81%         0.00%            1.40%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.00%          1.05%         0.00%            1.05%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.74%          0.36%         0.00%            1.10%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.26%         0.00%            1.26%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.14%         0.00%            1.14%
----------------------------------------------------------------------------------------------------------------------------------



* Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, before expense reimbursement)


                                                                         Management       Other         12b-1      Total Underlying
                                                                            Fees        Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital           1.25%          0.28%         0.00%           1.53%
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio        1.00%          0.32%         0.00%           1.32%
(formerly, Warburg Pincus Trust - International Equity Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,            0.75%          0.54%         0.00%           1.29%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio - Initial        1.00%          0.60%         0.00%           1.60%
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II                0.60%          0.67%         0.25%           1.52%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                             0.60%          0.23%         0.00%           0.83%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap         0.50%          0.40%         0.00%           0.90%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity        0.80%          0.31%         0.00%           1.11%
Income Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High       0.80%          0.32%         0.00%           1.12%
Income Bond Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                   1.15%          2.94%         0.00%           4.09%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund               0.98%          1.59%         0.00%           2.57%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                               1.00%          1.88%         0.00%           2.88%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                  0.50%          0.23%         0.00%           0.73%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced         0.75%          0.32%         0.00%           1.07%
Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi           0.75%          0.34%         0.00%           1.09%
Sector Bond Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                     0.39%          0.22%         0.00%           0.61%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity         1.00%          0.42%         0.00%           1.42%
Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select         1.10%          0.50%         0.00%           1.60%
Advisers Small Cap Growth Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                       0.90%          0.30%         0.00%           1.20%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                       0.90%          0.36%         0.00%           1.26%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic       0.90%          0.27%         0.00%           1.17%
Value Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                     0.58%          0.23%         0.00%           0.81%
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                         0.90%          4.13%         0.00%           5.03%
-----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                           1.00%          0.18%         0.00%           1.18%
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt            0.80%          0.81%         0.00%           1.61%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
- Emerging Markets Debt Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          1.54%         0.00%           2.29%
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.36%         0.00%           1.16%
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.33%         0.00%           1.33%
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.16%         0.00%           1.16%
-----------------------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS


Riders may be added to the policy (availability varies by state).


Riders currently include:

-        Additional Protection Rider;

-        Change of Insured Rider; and


-        Maturity Extension Rider (not available in New York).


POLICY CANCELLATION


Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE


Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.


NATIONWIDE INVESTMENT SERVICES CORPORATION


The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so. Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.


The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.



The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. Current rates are set at the beginning of each calendar quarter. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.


INFORMATION ABOUT THE POLICIES


MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

-        the insured must be 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and

-        a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;


- premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and


- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day            -         Independence Day
-        Martin Luther King, Jr.   -         Labor Day Day
-        Presidents' Day           -         Thanksgiving
-        Good Friday               -         Christmas
-        Memorial Day

Nationwide also will not price premiums if:

(1)      trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD


Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.



TAX LOAD



Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may be more or less than the amount actually assessed in the state in which a particular policy owner resides.


MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.


Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be equal to an annualized rate of 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.


To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges), and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative, or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

-        the number of insureds;

-        the total premium expected to be paid;

-        total assets under management for the policy owner;

-        the nature of the relationship among individual insureds;

-        the purpose for which the policies are being purchased;

-        the expected persistency of individual policies; and

- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.


CASH SURRENDER VALUE


The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.



The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender of the policy, minus any indebtedness or other deductions due on that date, plus any applicable temporary enhancement.



Other Amounts Paid at Surrender



For policies purchased by corporations and other groups, an amount may be paid by Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the entity that was the policy owner on the date of issue. These payment will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. This additional surrender payment is not available to policies purchased by individuals.



The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:



-        the number of insureds;



-        the nature of the relationship among individual insureds;



-        the purpose for which the policies are being purchased;



-        the expected persistency of the policies; and



- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.



Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.


PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1)      the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

(4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

(1)      the surrender occurs before the 15th policy anniversary; and

(2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

(1)      against the most recent increase in the specified amount;

(2) against the next most recent increases in the specified amount in succession; and

(3)      against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)      the value each year of the life insurance protection provided;

(2)      an amount equal to any employer-paid premiums; or

(3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE


On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, and less any policy charges.


There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.


If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded.


If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1)      the request must be applied for in writing;

(2)      satisfactory evidence of insurability must be provided;

(3)      the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5)      age limits are the same as for a new issue.


Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.


Specified Amount Decreases


After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:


(1)      against insurance provided by the most recent increase;

(2)      against the next most recent increases successively; and

(3)      against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1)      reduce the specified amount to less than $50,000; or

(2)      disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums may be allocated to the sub-accounts during the period in which the policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the NSAT Money Market Fund or the fixed account. At the expiration of this period, these premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value then converted into unit values for purposes of determining the policy owner's interest in the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:


(a)      is the sum of:


         (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and


         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and


(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this annualized rate will be 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.



Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year;

- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;


- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and


- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.


Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

-        10 days after receiving the policy;

-        45 days after signing the application; or

-        10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.


Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.


POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.


LOAN INTEREST



The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1 through 4, 3.25% in policy years 5 through 20, and 3.10% thereafter.


On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.


Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result in the transaction being treated as a loan under federal tax law.



Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.


Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio: Service Class, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund, and the NSAT Money Market Fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.


OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.



OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.



OPTION 3.  The death benefit is the greater of:


(i)      the applicable percentage of the cash value as of the date of death; or

(ii)     the sum of the specified amount and the lesser of:

         (a)      the maximum increase amount shown on the policy, or

         (b) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.

Once elected, Option 3 is irrevocable.

                       APPLICABLE PERCENTAGE OF CASH VALUE
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
--------------------------------------------------------------------------------------------------------
      0-40               250%               60              130%               80              105%
        41               243%               61              128%               81              105%
        42               236%               62              126%               82              105%
        43               229%               63              124%               83              105%
        44               222%               64              122%               84              105%
        45               215%               65              120%               85              105%
        46               209%               66              119%               86              105%
        47               203%               67              118%               87              105%
        48               197%               68              117%               88              105%
        49               191%               69              116%               89              105%
        50               185%               70              115%               90              105%
        51               178%               71              113%               91              104%
        52               171%               72              111%               92              103%
        53               164%               73              109%               93              102%
        54               157%               74              107%               94              101%
        55               150%               75              105%               95              101%
        56               146%               76              105%               96              101%
        57               142%               77              105%               97              101%
        58               138%               78              105%               98              101%
        59               134%               79              105%               99              101%


In the event the policy owner has a substandard rating, the above percentages will differ.

                       APPLICABLE PERCENTAGE OF CASH VALUE
                          CASH VALUE ACCUMULATION TEST


     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
--------------------------------------------------------------------------------------------------------
        16              708.43%             44             292.29%             72             141.69%
        17              687.69%             45             283.37%             73             139.10%
        18              667.85%             46             274.79%             74             136.66%
        19              648.73%             47             266.55%             75             134.38%
        20              630.14%             48             258.61%             76             133.56%
        21              611.94%             49             250.98%             77             132.83%
        22              594.06%             50             243.65%             78             132.18%
        23              576.45%             51             236.59%             79             131.58%
        24              559.07%             52             229.82%             80             131.04%
        25              541.95%             53             223.34%             81             130.55%
        26              525.08%             54             217.13%             82             130.12%
        27              508.52%             55             211.19%             83             127.37%
        28              492.32%             56             205.51%             84             124.75%
        29              476.49%             57             200.06%             85             122.27%
        30              461.08%             58             194.84%             86             119.90%
        31              446.10%             59             189.84%             87             117.63%
        32              431.57%             60             185.03%             88             115.44%
        33              417.50%             61             180.43%             89             113.31%
        34              403.89%             62             176.02%             90             112.35%
        35              390.73%             63             171.81%             91             111.38%
        36              378.03%             64             167.80%             92             110.38%
        37              365.79%             65             163.98%             93             109.32%
        38              354.01%             66             160.34%             94             108.18%
        39              342.67%             67             156.86%             95             106.94%
        40              331.77%             68             153.54%             96             105.62%
        41              321.30%             69             150.37%             97             104.27%
        42              311.24%             70             147.33%             98             102.99%
        43              301.57%             71             144.44%             99             100.00%


In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.


Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.


In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE


If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to or subtracted from (3), where:


(1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

(2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

(3)      is the cash value at the time of the insured's death.

SUICIDE


If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD


If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.


REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

(1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

(2)      providing evidence of insurability satisfactory to Nationwide;

(3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

(4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

(5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.


Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.


Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").


As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.



The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59-1/2 or disabled or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.



Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.



The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment or may become subject to a new 7 year testing period, as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.



In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.



If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue

Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.


A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.


WITHHOLDING


Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.


FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and you should consult your independent legal, tax and/or financial adviser.


STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS


The financial statements of Nationwide Life Insurance Company and Nationwide VLI Separate Account-4 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933, with respect to the policies offered by this prospectus. This prospectus does not contain all the information in the Registration Statement and the exhibits to the Registration Statement. Statements contained in this prospectus as to the content of policies are summaries and the policy owner must read the policy to fully understand the policy owner's rights and obligations.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-        Nationwide VLI Separate Account-2;

-        Nationwide VLI Separate Account-3;

-        Nationwide VLI Separate Account-4;


-        Nationwide VLI Separate Account-5;


-        Nationwide Multi-Flex Variable Account;

-        Nationwide Variable Account;

-        Nationwide Variable Account-II;

-        Nationwide Variable Account-5;

-        Nationwide Variable Account-6;

-        Nationwide Variable Account-8;

-        Nationwide Variable Account-9;

-        Nationwide Variable Account-10;

-        Nationwide VA Separate Account-A;

-        Nationwide VA Separate Account-B;

-        Nationwide VA Separate Account-C;

-        Nationwide VL Separate Account-A;

-        Nationwide VL Separate Account-B;

-        Nationwide VL Separate Account-C; and

-        Nationwide VL Separate Account-D.



Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.


No underwriting commissions have been paid by Nationwide to NISC.

NISC DIRECTORS AND OFFICERS


                                                                                       POSITIONS AND OFFICES
               NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------------------
W. G. Jurgensen                                                                     Chief Executive Officer and
One Nationwide Plaza                                                                          Director
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                                 Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                                     Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                                                President
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                                                Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                                               Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                         Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                                 Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                                                Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                                                Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                                        Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                                                 Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                                          Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Carol L. Dove                                                   Associate Vice President - Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-        Nationwide Variable Account;

-        Nationwide Variable Account-II;

-        Nationwide Variable Account-3;

-        Nationwide Variable Account-4;

-        Nationwide Variable Account-5;

-        Nationwide Variable Account-6;

-        Nationwide Fidelity Advisor Variable Account;

-        Nationwide Variable Account-8;

-        Nationwide Variable Account-9;

-        Nationwide Variable Account-10;

-        MFS Variable Account;

-        Nationwide Multi-Flex Variable Account;

-        Nationwide VLI Separate Account;

-        Nationwide VLI Separate Account-2;

-        Nationwide VLI Separate Account-3;

-        Nationwide VLI Separate Account-4; and


-        Nationwide VLI Separate Account-5.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE


DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES
        ADDRESS                             WITH DEPOSITOR        PRINCIPAL OCCUPATION
-----------------------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
-----------------------------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
-----------------------------------------------------------------------------------------------------------------------------------
Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920
-----------------------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
-----------------------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411
-----------------------------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258
-----------------------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                           Orchard (1)
Wooster, OH 44691
-----------------------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                         President and Chief      President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                    Operating Officer and     Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                             Director
-----------------------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                         Chief Executive Officer    Chairman and Chief Executive Officer (3)
One Nationwide Plaza                         and Director
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                              Director
Hebron, OH 43025
-----------------------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern Cooperatives/Land
Federation of Southern                                            Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
-----------------------------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President, Patterson Farms,
8765 Mulberry Road                                                Inc. (1)
Chesterland, OH 44026
-----------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618
-----------------------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
-----------------------------------------------------------------------------------------------------------------------------------


(1)      Principal occupation for last 5 years.


(2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.



(3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.


Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
-----------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                   Executive Vice President
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Michael S. Helfer                                    Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Donna A. James                                       Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                     Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                    Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Thomas L. Crumrine                                   Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
David A. Diamond                                     Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                       Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                   Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                               Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
David R. Jahn                                        Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                     Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
-----------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                                  Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                             Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                       Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                                 Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                     Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                                  Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                      Senior Vice President - Product Management and Nationwide Financial
One Nationwide Plaza                                 Marketing
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------------



W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.


JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.


JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief

Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.


THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.


DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.


KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.


RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.



MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.



DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.


DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.



DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Js. James has been with Nationwide for 19 years.


RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.


ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.


MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.


DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.


ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.


RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.



SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.



ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

   AMERICAN CENTURY VP INCOME & GROWTH
   Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


   AMERICAN CENTURY VP INTERNATIONAL
   Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.



   AMERICAN CENTURY VP VALUE
   Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.



CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").



   GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

   INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
   Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


   VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
   Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


   EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES
   Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.


   Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager.



   APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
   Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.



FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a

Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

   FEDERATED QUALITY BOND FUND II
   Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

   VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
   Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   VIP GROWTH PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

   VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
   Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

   Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

   VIP OVERSEAS PORTFOLIO: SERVICE CLASS
   Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


   VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

   VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.


   CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.



   INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.



NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


   CAPITAL APPRECIATION FUND
   Investment Objective: Long-term capital appreciation.


   DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
   Subadviser: The Dreyfus Corporation
   Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.



   FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
   Subadviser: Federated Investment Counseling
   Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.



   FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
   FUND)
   Subadviser: Federated Investment Counseling
   Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

   GARTMORE NSAT EMERGING MARKETS FUND
   Subadviser: Gartmore Global Partners
   Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.



   GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
   Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.



   GARTMORE NSAT INTERNATIONAL GROWTH FUND
   Subadviser: Gartmore Global Partners
   Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.



   GOVERNMENT BOND FUND
   Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.



   J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
   Subadviser: J.P. Morgan Investment Management, Inc.
   Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.



   MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND FUND)
   Subadviser: Miller, Anderson & Sherrerd, LLP
   Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


   MONEY MARKET FUND
   Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.


   NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
   Subadviser: J. P. Morgan Investment Management Inc.
   Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.



   NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
   Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
   Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.



   NATIONWIDE SMALL CAP VALUE FUND
   Subadviser: The Dreyfus Corporation
   Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.



   NATIONWIDE SMALL COMPANY FUND
   Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
   Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


   NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
   2000)
   Subadviser: Strong Capital Management Inc.
   Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.



   STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)
   Subadviser: Strong Capital Management Inc.
   Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.


   TOTAL RETURN FUND
   Investment Objective: Reasonable, long-term total return on invested capital.


   TURNER NSAT GROWTH FOCUS FUND
   Subadviser: Turner Investment Partners, Inc.
   Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.



   AMT GUARDIAN PORTFOLIO
   Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.



   AMT MID-CAP GROWTH PORTFOLIO
   Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.



   AMT PARTNERS PORTFOLIO
   Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

   OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
   Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

   OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH FUND) Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

   OPPENHEIMER GLOBAL SECURITIES FUND/VA
   Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.


   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
   Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.

   Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


   EMERGING MARKETS DEBT PORTFOLIO
   Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.


   MID CAP GROWTH PORTFOLIO
   Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


   U. S. REAL ESTATE PORTFOLIO
   Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

   WORLDWIDE EMERGING MARKETS FUND
   Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


   WORLDWIDE HARD ASSETS FUND
   Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for cash value, cash surrender value, and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The illustrations assume that no temporary enhancement applies, and consequently, the cash surrender value equals the cash value less indebtedness, or other deductions. The guaranteed mortality and expense risk charges. The guaranteed mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 5 through 20 are equivalent to an annualized rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 21 and after are equivalent to an annualized rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized rate of 0.98% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 1.57%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.



Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.38%, 4.62% and 10.62% for policy years one through four, and rates of -1.23%, 4.77% and 10.77% for policy years five through twenty, and rates of - 1.08%, 4.92% and 10.92% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.73%, 4.27% and 10.27% for all policy years.


The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.


The illustrations also reflect that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% thereafter. Nationwide also deducts a tax load of 3.5%, both current and guaranteed, from all premium payments.


In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES


                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                     RETURN                                RETURN                               RETURN
            PREMIUMS
            PAID PLUS                 CASH                                  CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1        105,000     87,893       87,893     1,703,050      93,328      93,328    1,703,050      98,765      98,765    1,703,050
    2        215,250    174,304      174,304     1,703,050     190,691     190,691    1,703,050     207,735     207,735    1,703,050
    3        331,013    259,589      259,589     1,703,050     292,638     292,638    1,703,050     328,383     328,383    1,703,050
    4        452,563    343,716      343,716     1,703,050     399,352     399,352    1,703,050     461,942     461,942    1,703,050
    5        580,191    427,276      427,276     1,703,050     511,777     511,777    1,703,050     610,687     610,687    1,703,050
    6        714,201    509,757      509,757     1,703,050     629,623     629,623    1,703,050     775,345     775,345    1,889,055
    7        854,911    591,227      591,227     1,703,050     753,101     753,101    1,781,735     956,746     956,746    2,263,532
    8        897,656    579,704      579,704     1,703,050     785,005     785,005    1,804,095   1,054,285   1,054,285    2,422,953
    9        942,539    567,927      567,927     1,703,050     818,149     818,149    1,827,191   1,161,611   1,161,611    2,594,255
   10        989,666    555,847      555,847     1,703,050     852,560     852,560    1,851,109   1,279,669   1,279,669    2,778,463
   11      1,039,150    543,454      543,454     1,703,050     888,304     888,304    1,875,956   1,409,546   1,409,546    2,976,734
   12      1,091,107    530,699      530,699     1,703,050     925,421     925,421    1,901,743   1,552,395   1,552,395    3,190,176
   13      1,145,662    517,566      517,566     1,703,050     963,979     963,979    1,928,508   1,709,528   1,709,528    3,420,030
   14      1,202,945    504,009      504,009     1,703,050   1,004,028   1,004,028    1,956,234   1,882,350   1,882,350    3,667,545
   15      1,263,093    489,837      489,837     1,703,050   1,045,513   1,045,513    1,984,711   2,072,193   2,072,193    3,933,674
   16      1,326,247    474,953      474,953     1,703,050   1,088,455   1,088,455    2,013,934   2,280,647   2,280,647    4,219,809
   17      1,392,560    459,237      459,237     1,703,050   1,132,872   1,132,872    2,043,942   2,509,431   2,509,431    4,527,547
   18      1,462,188    442,520      442,520     1,703,050   1,178,752   1,178,752    2,074,774   2,760,346   2,760,346    4,858,611
   19      1,535,297    424,618      424,618     1,703,050   1,226,085   1,226,085    2,106,489   3,035,349   3,035,349    5,214,916
   20      1,612,062    405,357      405,357     1,703,050   1,274,879   1,274,879    2,139,169   3,336,600   3,336,600    5,598,609
   21      1,692,665    386,716      386,716     1,703,050   1,328,153   1,328,153    2,177,809   3,674,742   3,674,742    6,025,577
   22      1,777,298    368,072      368,072     1,703,050   1,384,207   1,384,207    2,219,327   4,048,773   4,048,773    6,491,480
   23      1,866,163    348,296      348,296     1,703,050   1,442,486   1,442,486    2,262,666   4,460,438   4,460,438    6,996,590
   24      1,959,471    326,864      326,864     1,703,050   1,502,843   1,502,843    2,307,452   4,912,730   4,912,730    7,542,963
   25      2,057,445    303,565      303,565     1,703,050   1,565,338   1,565,338    2,353,689   5,409,544   5,409,544    8,133,950
   26      2,160,317    278,142      278,142     1,703,050   1,630,025   1,630,025    2,401,466   5,955,110   5,955,110    8,773,480
   27      2,268,333    250,346      250,346     1,703,050   1,696,984   1,696,984    2,450,999   6,554,142   6,554,142    9,466,321
   28      2,381,750    219,859      219,859     1,703,050   1,766,277   1,766,277    2,502,552   7,211,728   7,211,728   10,217,950
   29      2,500,837    186,283      186,283     1,703,050   1,837,950   1,837,950    2,556,430   7,933,347   7,933,347   11,034,603
   30      2,625,879    149,142      149,142     1,703,050   1,912,038   1,912,038    2,612,909   8,724,920   8,724,920   11,923,097


      (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
      (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
      (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES


                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                     RETURN                                RETURN                               RETURN
            PREMIUMS
            PAID PLUS                 CASH                                  CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER      DEATH        CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1        105,000     81,727       81,727     1,703,050      86,912      86,912    1,703,050      92,101      92,101    1,703,050
    2        215,250    161,835      161,835     1,703,050     177,327     177,327    1,703,050     193,450     193,450    1,703,050
    3        331,013    240,375      240,375     1,703,050     271,456     271,456    1,703,050     305,099     305,099    1,703,050
    4        452,563    317,389      317,389     1,703,050     369,515     369,515    1,703,050     428,214     428,214    1,703,050
    5        580,191    392,898      392,898     1,703,050     471,721     471,721    1,703,050     564,096     564,096    1,703,050
    6        714,201    466,928      466,928     1,703,050     578,323     578,323    1,703,050     714,203     714,203    1,740,086
    7        854,911    539,473      539,473     1,703,050     689,561     689,561    1,703,050     877,974     877,974    2,077,167
    8        897,656    520,373      520,373     1,703,050     710,093     710,093    1,703,050     956,952     956,952    2,199,263
    9        942,539    500,487      500,487     1,703,050     730,860     730,860    1,703,050   1,042,574   1,042,574    2,328,405
   10        989,666    479,693      479,693     1,703,050     751,830     751,830    1,703,050   1,135,333   1,135,333    2,465,076
   11      1,039,150    457,873      457,873     1,703,050     772,982     772,982    1,703,050   1,235,776   1,235,776    2,609,760
   12      1,091,107    434,913      434,913     1,703,050     794,309     794,309    1,703,050   1,344,509   1,344,509    2,762,971
   13      1,145,662    410,696      410,696     1,703,050     815,808     815,808    1,703,050   1,462,195   1,462,195    2,925,223
   14      1,202,945    385,080      385,080     1,703,050     837,473     837,473    1,703,050   1,589,539   1,589,539    3,097,034
   15      1,263,093    357,875      357,875     1,703,050     859,273     859,273    1,703,050   1,727,267   1,727,267    3,278,895
   16      1,326,247    328,821      328,821     1,703,050     881,149     881,149    1,703,050   1,876,105   1,876,105    3,471,297
   17      1,392,560    297,580      297,580     1,703,050     903,015     903,015    1,703,050   2,036,768   2,036,768    3,674,762
   18      1,462,188    263,760      263,760     1,703,050     924,774     924,774    1,703,050   2,209,992   2,209,992    3,889,907
   19      1,535,297    226,914      226,914     1,703,050     946,326     946,326    1,703,050   2,396,548   2,396,548    4,117,416
   20      1,612,062    186,553      186,553     1,703,050     967,578     967,578    1,703,050   2,597,263   2,597,263    4,358,047
   21      1,692,665    142,196      142,196     1,703,050     988,474     988,474    1,703,050   2,813,105   2,813,105    4,612,727
   22      1,777,298     93,321       93,321     1,703,050   1,008,969   1,008,969    1,703,050   3,045,146   3,045,146    4,882,345
   23      1,866,163     39,358       39,358     1,703,050   1,029,028   1,029,028    1,703,050   3,294,587   3,294,587    5,167,851
   24      1,959,471      (*)          (*)          (*)      1,048,585   1,048,585    1,703,050   3,562,657   3,562,657    5,470,073
   25      2,057,445      (*)          (*)          (*)      1,067,506   1,067,506    1,703,050   3,850,514   3,850,514    5,789,745
   26      2,160,317      (*)          (*)          (*)      1,085,588   1,085,588    1,703,050   4,159,221   4,159,221    6,127,652
   27      2,268,333      (*)          (*)          (*)      1,102,557   1,102,557    1,703,050   4,489,726   4,489,726    6,484,631
   28      2,381,750      (*)          (*)          (*)      1,118,067   1,118,067    1,703,050   4,842,854   4,842,854    6,861,606
   29      2,500,837      (*)          (*)          (*)      1,131,732   1,131,732    1,703,050   5,219,418   5,219,418    7,259,762
   30      2,625,879      (*)          (*)          (*)      1,143,188   1,143,188    1,703,050   5,620,500   5,620,500    7,680,731


      (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
      (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
      (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

      (*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES


                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                     RETURN                                RETURN                               RETURN
            PREMIUMS
            PAID PLUS                 CASH                                  CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER      DEATH        CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1        105,000     87,693       87,693     1,790,742      93,116      93,116    1,796,165      98,541      98,541    1,801,591
    2        215,250    173,661      173,661     1,876,710     189,982     189,982    1,893,031     206,956     206,956    1,910,006
    3        331,013    258,265      258,265     1,961,314     291,119     291,119    1,994,168     326,650     326,650    2,029,699
    4        452,563    341,444      341,444     2,044,494     396,642     396,642    2,099,691     458,730     458,730    2,161,780
    5        580,191    423,736      423,736     2,126,786     507,387     507,387    2,210,436     605,281     605,281    2,308,331
    6        714,201    504,585      504,585     2,207,635     622,956     622,956    2,326,005     767,119     767,119    2,470,169
    7        854,911    584,032      584,032     2,287,082     743,602     743,602    2,446,651     945,912     945,912    2,648,961
    8        897,656    570,390      570,390     2,273,439     772,305     772,305    2,475,355   1,040,662   1,040,662    2,743,712
    9        942,539    556,386      556,386     2,259,435     801,828     801,828    2,504,877   1,145,031   1,145,031    2,848,080
   10        989,666    541,957      541,957     2,245,007     832,141     832,141    2,535,190   1,259,980   1,259,980    2,963,030
   11      1,039,150    527,103      527,103     2,230,153     863,274     863,274    2,566,323   1,386,640   1,386,640    3,089,689
   12      1,091,107    511,770      511,770     2,214,819     895,205     895,205    2,598,255   1,526,205   1,526,205    3,229,255
   13      1,145,662    495,948      495,948     2,198,998     927,958     927,958    2,631,008   1,680,048   1,680,048    3,383,097
   14      1,202,945    479,590      479,590     2,182,640     961,515     961,515    2,664,565   1,849,608   1,849,608    3,603,750
   15      1,263,093    462,447      462,447     2,165,497     995,652     995,652    2,698,701   2,036,096   2,036,096    3,865,149
   16      1,326,247    444,410      444,410     2,147,459   1,030,272   1,030,272    2,733,322   2,240,917   2,240,917    4,146,299
   17      1,392,560    425,348      425,348     2,128,397   1,065,254   1,065,254    2,768,303   2,465,714   2,465,714    4,448,673
   18      1,462,188    405,070      405,070     2,108,119   1,100,403   1,100,403    2,803,453   2,712,258   2,712,258    4,773,968
   19      1,535,297    383,380      383,380     2,086,429   1,135,511   1,135,511    2,838,560   2,982,469   2,982,469    5,124,064
   20      1,612,062    360,106      360,106     2,063,156   1,170,380   1,170,380    2,873,429   3,278,470   3,278,470    5,501,070
   21      1,692,665    337,637      337,637     2,040,686   1,208,722   1,208,722    2,911,772   3,610,720   3,610,720    5,920,599
   22      1,777,298    315,410      315,410     2,018,459   1,248,950   1,248,950    2,951,999   3,978,233   3,978,233    6,378,382
   23      1,866,163    291,996      291,996     1,995,046   1,289,682   1,289,682    2,992,731   4,382,725   4,382,725    6,874,691
   24      1,959,471    266,803      266,803     1,969,852   1,330,318   1,330,318    3,033,367   4,827,136   4,827,136    7,411,542
   25      2,057,445    239,659      239,659     1,942,708   1,370,656   1,370,656    3,073,705   5,315,293   5,315,293    7,992,231
   26      2,160,317    210,356      210,356     1,913,405   1,410,446   1,410,446    3,113,496   5,851,352   5,851,352    8,620,617
   27      2,268,333    178,726      178,726     1,881,775   1,449,463   1,449,463    3,152,512   6,439,945   6,439,945    9,301,385
   28      2,381,750    144,544      144,544     1,847,593   1,487,410   1,487,410    3,190,460   7,086,073   7,086,073   10,039,916
   29      2,500,837    107,530      107,530     1,810,580   1,523,919   1,523,919    3,226,968   7,795,118   7,795,118   10,842,338
   30      2,625,879     67,369       67,369     1,770,419   1,558,560   1,558,560    3,261,609   8,572,897   8,572,897   11,715,349


      (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
      (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
      (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE

BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES


                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                     RETURN                                RETURN                               RETURN
            PREMIUMS
            PAID PLUS                 CASH                                  CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER      DEATH        CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1        105,000     81,320       81,320     1,784,370     86,479      86,479     1,789,529      91,643      91,643    1,794,693
    2        215,250    160,582      160,582     1,863,631    175,944     175,944     1,878,993     191,931     191,931    1,894,980
    3        331,013    237,787      237,787     1,940,836    268,484     268,484     1,971,534     301,708     301,708    2,004,758
    4        452,563    312,918      312,918     2,015,968    364,179     364,179     2,067,229     421,888     421,888    2,124,938
    5        580,191    385,928      385,928     2,088,978    463,074     463,074     2,166,123     553,442     553,442    2,256,492
    6        714,201    456,767      456,767     2,159,816    565,216     565,216     2,268,266     697,439     697,439    2,400,489
    7        854,911    525,318      525,318     2,228,367    670,585     670,585     2,373,635     854,985     854,985    2,558,035
    8        897,656    502,065      502,065     2,205,115    684,336     684,336     2,387,385     927,053     927,053    2,630,103
    9        942,539    477,851      477,851     2,180,901    697,264     697,264     2,400,314   1,005,023   1,005,023    2,708,073
   10        989,666    452,555      452,555     2,155,605    709,194     709,194     2,412,244   1,089,353   1,089,353    2,792,402
   11      1,039,150    426,076      426,076     2,129,126    719,960     719,960     2,423,009   1,180,561   1,180,561    2,883,611
   12      1,091,107    398,330      398,330     2,101,379    729,404     729,404     2,432,454   1,279,240   1,279,240    2,982,290
   13      1,145,662    369,234      369,234     2,072,283    737,363     737,363     2,440,412   1,386,041   1,386,041    3,089,090
   14      1,202,945    338,690      338,690     2,041,739    743,649     743,649     2,446,698   1,501,662   1,501,662    3,204,712
   15      1,263,093    306,550      306,550     2,009,599    748,011     748,011     2,451,061   1,626,820   1,626,820    3,329,869
   16      1,326,247    272,599      272,599     1,975,648    750,119     750,119     2,453,168   1,762,228   1,762,228    3,465,278
   17      1,392,560    236,556      236,556     1,939,606    749,554     749,554     2,452,603   1,908,602   1,908,602    3,611,651
   18      1,462,188    198,110      198,110     1,901,160    745,844     745,844     2,448,893   2,066,688   2,066,688    3,769,737
   19      1,535,297    156,935      156,935     1,859,985    738,477     738,477     2,441,527   2,237,292   2,237,292    3,940,341
   20      1,612,062    112,710      112,710     1,815,760    726,919     726,919     2,429,968   2,421,298   2,421,298    4,124,348
   21      1,692,665     65,185       65,185     1,768,235    710,678     710,678     2,413,728   2,619,752   2,619,752    4,322,802
   22      1,777,298     14,131       14,131     1,717,180    689,262     689,262     2,392,311   2,833,823   2,833,823    4,543,527
   23      1,866,163      (*)          (*)          (*)       662,171     662,171     2,365,220   3,064,679   3,064,679    4,807,219
   24      1,959,471      (*)          (*)          (*)       628,792     628,792     2,331,842   3,313,365   3,313,365    5,087,313
   25      2,057,445      (*)          (*)          (*)       588,304     588,304     2,291,354   3,580,821   3,580,821    5,384,227
   26      2,160,317      (*)          (*)          (*)       539,664     539,664     2,242,713   3,867,865   3,867,865    5,698,406
   27      2,268,333      (*)          (*)          (*)       481,595     481,595     2,184,644   4,175,210   4,175,210    6,030,367
   28      2,381,750      (*)          (*)          (*)       412,592     412,592     2,115,641   4,503,591   4,503,591    6,380,921
   29      2,500,837      (*)          (*)          (*)       331,033     331,033     2,034,083   4,853,767   4,853,767    6,751,172
   30      2,625,879      (*)          (*)          (*)       235,416     235,416     1,938,465   5,226,741   5,226,741    7,142,638


      (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
      (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
      (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

      (*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                         PERFORMANCE TABLES TOTAL RETURN


                                                                                Annual Percentage Change
                                                                              ----------------------------
                                                      Fund        Unit
          UNDERLYING INVESTMENT OPTIONS            Inception     Values        1998        1999      2000
                                                     Date**     12/31/00
-------------------------------------------------  ---------    --------      ------      ------    ------
American Century Variable Portfolios, Inc. -        10/30/97      11.40       26.36%      17.55%    -10.97%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -         5/2/94       13.22       18.29%      63.39%    -17.16%
American Century VP International

American Century Variable Portfolios, Inc. -         5/1/96       10.89        4.39%      -1.25%     17.67%
American Century VP Value

Credit Suisse Warburg Pincus Trust - Global         9/30/96       11.92        6.08%      62.85%    -19.26%
Post-Venture Capital Portfolio (formerly,
Warburg
Pincus Trust - Global Post-Venture Capital
Portfolio)

Credit Suisse Warburg Pincus Trust -                6/30/95       10.03        4.93%      52.82%    -26.19%
International
Equity Portfolio (formerly, Warburg Pincus Trust
-
International  Equity Portfolio)

Credit Suisse Warburg Pincus Trust- Value           10/31/97      11.41       11.68%       5.82%      8.48%
Portfolio (formerly, Warburg Pincus Trust- Value
Portfolio)


Dreyfus Investment Portfolios-European Equity       4/30/99       12.61         N/A         N/A      -2.39%
Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund,       10/6/93       12.80       28.86%      29.56%    -11.39%
Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc, - Initial Shares     9/29/89       11.97       27.70%      20.12%      9.64%

Dreyfus Variable Investment Fund-  Appreciation      4/5/93       12.11       29.70%      11.01%     -1.05%
Portfolio - Initial Shares (formerly, Capital
Appreciation Fund)


Federated Insurance Series-Federated Quality         5/3/99       10.83         N/A         N/A      10.01%
Bond Fund II


Fidelity VIP Equity Income Portfolio: Service       10/9/86       11.31       11.10%       5.83%      7.87%
Class

Fidelity VIP Growth Portfolio: Service Class        10/9/86       14.59       38.82%      36.74%    -11.42%

Fidelity VIP High Income Portfolio: Service Class   9/19/85        7.47       -4.81%       7.64%    -22.92%

Fidelity VIP Overseas Portfolio: Service Class      1/28/87       10.86       12.19%      41.89%    -19.47%

Fidelity VIP II Contrafund Portfolio: Service        1/3/95       13.03       29.42%      23.65%     -7.09%
Class

Fidelity VIP III Growth Opportunities Portfolio:     1/3/95        9.63       24.01%       3.77%    -17.51%
Service Class


Janus Aspen Series Capital Appreciation:             5/1/97        8.21       57.50%      66.30%    -19.67%
Service Shares

Janus Aspen Series Global Technology: Service       1/18/00        6.56         N/A         N/A        N/A
Shares

Janus Aspen Series International Growth:             5/2/94        8.24       16.78%      81.62%    -17.30%
Service Shares


NSAT Capital Appreciation Fund                      4/15/92        8.51       29.45%       3.86%    -26.82%

NSAT Dreyfus NSAT Mid Cap Index Fund                10/31/97      13.57       10.37%      20.44%     14.75%
(formerly, NSAT Nationwide Mid Cap Index
Fund)(formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund              10/31/97      11.12       14.67%      18.02%    -10.98%
(formerly, NSAT Nationwide Equity Income
Fund)

NSAT Federated NSAT High Income Bond                10/31/97       9.44        5.37%       2.78%      8.64%
Fund (formerly, NSAT Nationwide High Income
Bond Fund

NSAT Gartmore NSAT Emerging Markets Fund            8/31/00        8.70         N/A         N/A        N/A

NSAT Gartmore NSAT Global Technology &              6/30/00        6.01         N/A         N/A        N/A
Comm. Fund

NSAT Gartmore NSAT International Growth             8/31/00        9.24         N/A         N/A        N/A
Fund

NSAT Government Bond Fund                           11/8/82       11.63        8.47%      -2.74%     12.09%

NSAT J.P. Morgan NSAT Balanced Fund                 10/31/97       9.98        7.64%       0.47%     -0.75%
(formerly, NSAT Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund                10/31/97      10.64        2.19%       1.15%      5.23%
(fomerly, NSAT Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund                              11/10/81      11.38        4.86%       4.43%      5.60%

NSAT Nationwide Global 50 Fund (formerly,           10/31/97      11.09       18.66%      22.43%    -12.67%
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund                5/3/99       17.07         N/A         N/A     -16.50%
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)

NSAT Nationwide Small Cap Value Fund                10/31/97      12.10       -3.45%      27.33%     10.76%

NSAT Nationwide Small Company Fund                  10/23/95      14.09        0.61%      43.45%      8.47%

NSAT Nationwide Strategic Value Fund                10/31/97       9.40       -0.01%      -3.46%      7.18%

NSAT Strong NSAT Mid Cap Growth Fund                10/31/97      16.32       14.14%      84.02%    -15.72%
(formerly, NSAT Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                              11/8/82       10.53       17.60%       6.52%     -2.51%

NSAT Turner NSAT Growth Focus Fund                  6/30/00        6.34         N/A         N/A        N/A



                                                                        Non-annualized Percentage Change
                                                    -----------------------------------------------------------------------
                                                      1 mo         1 Yr        2 Yrs       3 Yrs        5 Yrs     Inception
          UNDERLYING INVESTMENT OPTIONS                To           to          to           to          to           to
                                                    12/31/00     12/31/00    12/31/00     12/31/00    12/31/00     12/31/00
-------------------------------------------------   --------     --------    --------     --------    --------    ---------
American Century Variable Portfolios, Inc. -         1.25%       -10.97%       4.65%       32.23%        N/A        42.46%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -         5.11%       -17.16%      35.35%       60.12%     115.62%      128.27%
American Century VP International

American Century Variable Portfolios, Inc. -         5.67%        17.67%      16.21%       21.31%        N/A        70.60%
American Century VP Value

Credit Suisse Warburg Pincus Trust - Global          2.88%       -19.26%      31.47%       39.48%        N/A        53.52%
Post-Venture Capital Portfolio (formerly,
Warburg
Pincus Trust - Global Post-Venture Capital
Portfolio)

Credit Suisse Warburg Pincus Trust -                 2.67%       -26.19%      12.81%       18.36%      26.24%       35.15%
International
Equity Portfolio (formerly, Warburg Pincus Trust
-
International  Equity Portfolio)

Credit Suisse Warburg Pincus Trust- Value            6.90%         8.48%      14.79%       28.19%        N/A        33.10%
Portfolio (formerly, Warburg Pincus Trust- Value
Portfolio)


Dreyfus Investment Portfolios-European Equity        6.56%        -2.39%        N/A         N/A          N/A        25.78%
Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund,        0.10%       -11.39%      14.81%       47.96%     128.49%      232.05%
Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc, - Initial Shares      0.46%        -9.64%       8.53%       38.62%     123.97%      352.03%

Dreyfus Variable Investment Fund-  Appreciation      -0.04%       -1.05%       9.85%       42.46%     127.23%      230.13%
Portfolio - Initial Shares (formerly, Capital
Appreciation Fund)


Federated Insurance Series-Federated Quality         1.97%        10.01%        N/A         N/A          N/A         8.28%
Bond Fund II


Fidelity VIP Equity Income Portfolio: Service        4.23%         7.87%      14.17%       26.85%      84.16%      463.76%
Class

Fidelity VIP Growth Portfolio: Service Class         0.20%       -11.42%      21.13%       68.13%     136.24%      716.07%

Fidelity VIP High Income Portfolio: Service Class    2.10%       -22.92%     -17.03%      -21.01%       5.05%      219.45%

Fidelity VIP Overseas Portfolio: Service Class       0.22%       -19.47%      14.25%       28.19%      60.61%      190.94%

Fidelity VIP II Contrafund Portfolio: Service        3.33%        -7.09%      14.90%       48.70%     121.98%      208.78%
Class

Fidelity VIP III Growth Opportunities Portfolio:     0.77%       -17.51%      -14.40%       6.15%      61.86%      113.63%
Service Class


Janus Aspen Series Capital Appreciation:             2.70%       -19.67%      33.59%      110.40%        N/A       165.68%
Service Shares

Janus Aspen Series Global Technology: Service        -1.54%        N/A          N/A         N/A          N/A       -34.36%
Shares

Janus Aspen Series International Growth:             0.86%       -17.30%      50.21%       75.40%     177.66%      230.21%
Service Shares


NSAT Capital Appreciation Fund                       -2.28%      -26.82%     -24.00%       -1.61%      65.57%      142.46%

NSAT Dreyfus NSAT Mid Cap Index Fund                 7.33%        14.75%      38.20%       52.52%        N/A        51.88%
(formerly, NSAT Nationwide Mid Cap Index
Fund)(formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund               2.35%       -10.98%       5.06%       20.49%        N/A        22.53%
(formerly, NSAT Nationwide Equity Income
Fund)

NSAT Federated NSAT High Income Bond                 2.97%        -8.64%      -6.10%       -1.05%        N/A         1.13%
Fund (formerly, NSAT Nationwide High Income
Bond Fund

NSAT Gartmore NSAT Emerging Markets Fund             3.27%         N/A          N/A         N/A          N/A       -18.82%

NSAT Gartmore NSAT Global Technology &               -0.90%        N/A          N/A         N/A          N/A       -25.11%
Comm. Fund

NSAT Gartmore NSAT International Growth              4.07%         N/A          N/A         N/A          N/A       -20.30%
Fund

NSAT Government Bond Fund                            1.86%        12.09%       9.01%       18.26%      33.13%      332.75%

NSAT J.P. Morgan NSAT Balanced Fund                  1.25%        -0.75%      -0.28%        7.34%        N/A         8.82%
(formerly, NSAT Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund                 3.38%         5.23%       6.44%        8.76%        N/A         9.84%
(formerly, NSAT Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund                               0.49%         5.60%      10.29%       15.63%      26.96%      225.76%

NSAT Nationwide Global 50 Fund (formerly,            3.17%       -12.67%       6.92%       26.88%        N/A        28.28%
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund                7.23%       -16.50%        N/A         N/A          N/A        70.73%
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)

NSAT Nationwide Small Cap Value Fund                 7.50%        10.76%      41.02%       36.17%        N/A        33.87%

NSAT Nationwide Small Company Fund                   9.09%         8.47%      55.58%       56.53%     123.78%      155.80%

NSAT Nationwide Strategic Value Fund                 6.21%         7.18%       3.47%        3.46%        N/A         5.08%

NSAT Strong NSAT Mid Cap Growth Fund                 13.40%      -15.72%      55.10%       77.02%        N/A        80.79%
(formerly, NSAT Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                               0.58%        -2.51%       3.84%       22.13%      91.03%     1022.08%

NSAT Turner NSAT Growth Focus Fund                   -0.53%        N/A          N/A         N/A          N/A       -40.42%



                                                          Annualized Percentage Change
                                                        ---------------------------------
                                                         3 Yrs        5 Yrs     Inception
          UNDERLYING INVESTMENT OPTIONS                    to          to           To
                                                        12/31/00    12/31/00     12/31/00
-------------------------------------------------       --------    --------    ---------
American Century Variable Portfolios, Inc. -              9.76%        N/A        11.81%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -             16.99%       16.61%       13.19%
American Century VP International

American Century Variable Portfolios, Inc. -              6.65%        N/A        12.13%
American Century VP Value

Credit Suisse Warburg Pincus Trust - Global              11.73%        N/A        10.61%
Post-Venture Capital Portfolio (formerly,
Warburg
Pincus Trust - Global Post-Venture Capital
Portfolio)

Credit Suisse Warburg Pincus Trust -                      5.78%        4.77%       5.63%
International
Equity Portfolio (formerly, Warburg Pincus Trust
-
International  Equity Portfolio)

Credit Suisse Warburg Pincus Trust- Value                 8.63%        N/A         9.45%
Portfolio (formerly, Warburg Pincus Trust- Value
Portfolio)


Dreyfus Investment Portfolios-European Equity             N/A          N/A        14.75%
Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund,            13.95%      17.97%       18.05%
Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc, - Initial Shares          11.50%      17.50%       14.35%

Dreyfus Variable Investment Fund-  Appreciation          12.52%      17.84%       16.69%
Portfolio - Initial Shares (formerly, Capital
Appreciation Fund)


Federated Insurance Series-Federated Quality              N/A          N/A         4.91%
Bond Fund II


Fidelity VIP Equity Income Portfolio: Service             8.25%      12.99%       12.93%
Class

Fidelity VIP Growth Portfolio: Service Class             18.91%      18.76%       15.90%

Fidelity VIP High Income Portfolio: Service Class        -7.56%       0.99%        7.90%

Fidelity VIP Overseas Portfolio: Service Class            8.63%       9.94%        7.97%

Fidelity VIP II Contrafund Portfolio: Service            14.14%      17.29%       20.70%
Class

Fidelity VIP III Growth Opportunities Portfolio:          2.01%      10.11%       13.51%
Service Class


Janus Aspen Series Capital Appreciation:                 28.14%        N/A        30.56%
Service Shares

Janus Aspen Series Global Technology: Service             N/A          N/A       -35.75%
Shares

Janus Aspen Series International Growth:                 20.60%      22.66%       19.64%
Service Shares


NSAT Capital Appreciation Fund                           -0.54%      10.61%       10.71%

NSAT Dreyfus NSAT Mid Cap Index Fund                     15.11%        N/A        14.11%
(formerly, NSAT Nationwide Mid Cap Index
Fund)(formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund                    6.41%        N/A         6.63%
(formerly, NSAT Nationwide Equity Income
Fund)

NSAT Federated NSAT High Income Bond                     -0.35%        N/A         0.36%
Fund (formerly, NSAT Nationwide High Income
Bond Fund

NSAT Gartmore NSAT Emerging Markets Fund                  N/A          N/A       -46.50%

NSAT Gartmore NSAT Global Technology &                    N/A          N/A       -43.91%
Comm. Fund

NSAT Gartmore NSAT International Growth                   N/A          N/A       -49.37%
Fund

NSAT Government Bond Fund                                 5.75%       5.89%        8.41%

NSAT J.P. Morgan NSAT Balanced Fund                       2.39%        N/A         2.71%
(formerly, NSAT Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund                      2.84%        N/A         3.01%
(fomerly, NSAT Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund                                    4.96%       4.89%        6.37%

NSAT Nationwide Global 50 Fund (formerly,                 8.26%        N/A         8.18%
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund                     N/A          N/A        38.06%
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)

NSAT Nationwide Small Cap Value Fund                     10.84%        N/A         9.65%

NSAT Nationwide Small Company Fund                       16.11%      17.48%       19.85%

NSAT Nationwide Strategic Value Fund                      1.14%        N/A         1.58%

NSAT Strong NSAT Mid Cap Growth Fund                     20.97%        N/A        20.56%
(formerly, NSAT Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                                    6.89%      13.82%      14.25%

NSAT Turner NSAT Growth Focus Fund                        N/A          N/A      -64.50%

                        PERFORMANCE TABLES - TOTAL RETURN


                                                                            Annual Percentage Change
                                                                        -------------------------------
                                                  Fund        Unit
        UNDERLYING INVESTMENT OPTIONS          Inception     Values      1998        1999         2000
                                                 Date**     12/31/00
--------------------------------------------   ---------    --------    ------      ------       ------
Neuberger Berman AMT Guardian Portfolio         11/3/97      10.77      31.14%      14.47%          0.73%

Neuberger Berman AMT Mid Cap Growth             11/3/97      15.96      38.73%      53.28%         -7.83%
Portfolio

Neuberger Berman AMT Partners Portfolio         3/22/94      10.02       3.79%       6.94%          0.30%


Oppenheimer Variable Account Funds -            8/15/86      15.66      11.91%      82.87%        -11.59%

Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital Appreciation
Fund)

Oppenheimer Variable Account Funds -             4/3/85      14.95      23.50%      41.09%         -0.63%

Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds -            11/12/90      9.57      13.65%      57.87%          4.67%

Oppenheimer Global Securities Fund

Oppenheimer Variable Account Funds -             7/5/95       9.85       4.28%      21.22%         -9.14%

Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)


Strong Opportunity Fund II, Inc.                 5/8/92       9.85      13.09%      34.38%          6.18%


Universal Institutional Funds, Inc. -           6/16/97       9.67     -28.66%      28.86%         10.94%
Emerging
Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. -
Emerging Markets Debt Portfolio)

Universal Institutional Funds, Inc. - Mid       10/18/99      8.67       N/A         N/A           -7.70%
Cap Growth Portfolio

Universal Institutional Funds, Inc. - U.S.       7/3/95      10.96     -11.97%      -3.76%         27.55%
Real Estate Securities Portfolio


Van Eck Worldwide Insurance Trust -             12/21/95      7.30     -34.39%      99.48%        -42.10%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -              9/1/89       9.15     -31.24%      20.52%       1140.00%
Worldwide Hard Assets Fund



                                                                      Non-annualized Percentage Change
                                                  --------------------------------------------------------------------------
                                                    1 mo          1 Yr         2 Yrs       3 Yrs        5 Yrs      Inception
        UNDERLYING INVESTMENT OPTIONS               To            to           to           to          to            to
                                                  12/31/00      12/31/00     12/31/00     12/31/00    12/31/00      12/31/00
--------------------------------------------      --------      --------     --------     --------    --------     ---------
Neuberger Berman AMT Guardian Portfolio             3.14%         0.73%       15.30%       51.22%        N/A         58.98%

Neuberger Berman AMT Mid Cap Growth                 6.76%        -7.83%       41.28%       95.97%        N/A        129.56%
Portfolio

Neuberger Berman AMT Partners Portfolio             5.86%         0.30%        7.27%       11.32%      87.86%       148.65%


Oppenheimer Variable Account Funds -                2.64%       -11.59%       61.67%       80.92%      140.95%      774.98%

Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital Appreciation
Fund)

Oppenheimer Variable Account Funds -                3.22%        -0.63%       40.21%       73.15%      172.49%      926.44%

Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds -                5.50%         4.67%       65.25%       87.82%      168.72%      316.81%

Oppenheimer Global Securities Fund

Oppenheimer Variable Account Funds -                2.13%        -9.14%       10.15%       14.87%      100.09%      150.11%

Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)


Strong Opportunity Fund II, Inc.                    7.06%         6.18%       42.68%       61.36%      137.33%      343.32%


Universal Institutional Funds, Inc. -               3.28%        10.94%       42.97%        1.99%         N/A         2.55%
Emerging
Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. -
Emerging Markets Debt Portfolio)

Universal Institutional Funds, Inc. - Mid           7.54%        -7.70%         N/A         N/A          N/A         27.65%
Cap Growth Portfolio

Universal Institutional Funds, Inc. - U.S.          5.97%        27.55%       22.77%        8.07%       83.02%       97.87%
Real Estate Securities Portfolio


Van Eck Worldwide Insurance Trust -                -2.50%       -42.10%       15.50%      -24.22%      -15.71%      -16.57%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -                11.93%      1140.00%       33.73%       -8.05%        5.88%       56.37%
Worldwide Hard Assets Fund



                                                      Annualized Percentage Change
                                                     ---------------------------------
                                                       3 Yrs       5 Yrs     Inception
        UNDERLYING INVESTMENT OPTIONS                  to           to          To
                                                     12/31/00     12/31/00    12/31/00
--------------------------------------------         --------    --------    ---------
Neuberger Berman AMT Guardian Portfolio               14.78%        N/A        15.81%

Neuberger Berman AMT Mid Cap Growth                   25.14%        N/A        30.10%
Portfolio

Neuberger Berman AMT Partners Portfolio                3.64%       13.44%      14.39%


Oppenheimer Variable Account Funds -                  21.85%       19.23%      16.29%

Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital Appreciation
Fund)

Oppenheimer Variable Account Funds -                  20.08%       22.20%      15.94%

Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds -                  23.38%       21.86%      15.13%

Oppenheimer Global Securities Fund

Oppenheimer Variable Account Funds -                   4.73%       14.88%      18.19%

Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)


Strong Opportunity Fund II, Inc.                      17.29%       18.87%      18.80%


Universal Institutional Funds, Inc. -                  0.66%        N/A         0.71%
Emerging
Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. -
Emerging Markets Debt Portfolio)

Universal Institutional Funds, Inc. - Mid               N/A         N/A        22.53%
Cap Growth Portfolio

Universal Institutional Funds, Inc. - U.S.             2.62%       12.85%      13.23%
Real Estate Securities Portfolio


Van Eck Worldwide Insurance Trust -                   -8.83%       -3.36%      -3.54%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -                 -237.00%      155.00%       4.02%
Worldwide Hard Assets Fund


**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the finan- cial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         3,520,844 shares (cost $26,492,915) ...............................................   $  25,033,199

      American Century VP - American Century VP International (ACVPInt)
         4,327,440 shares (cost $50,107,521) ...............................................      44,269,706

      American Century VP - American Century VP Value (ACVPValue)
         1,110,522 shares (cost $6,655,647) ................................................       7,407,179

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         478,283 shares (cost $17,868,978) .................................................      16,486,409

      Dreyfus Stock Index Fund (DryStkIx)
         6,822,189 shares (cost $247,280,744) ..............................................     231,954,425

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         97,382 shares (cost $1,422,509) ...................................................       1,458,779

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         829,567 shares (cost $32,580,787) .................................................      32,278,459

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         4,888,937 shares (cost $49,393,596) ...............................................      52,409,408

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,123,826 shares (cost $26,958,864) ...............................................      28,601,378

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,288,448 shares (cost $112,282,101) ..............................................      99,547,490

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,742,262 shares (cost $17,700,937) ...............................................      14,199,438

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,219,554 shares (cost $26,879,872) ...............................................      24,317,914

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         2,001,473 shares (cost $50,647,030) ...............................................      47,374,866

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         800,720 shares (cost $16,998,621) .................................................      14,172,737

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         2,782 shares (cost $20,588) .......................................................          20,895

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         75,628 shares (cost $751,824) .....................................................         555,867

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         2,891 shares (cost $24,686) .......................................................          24,946

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
         835,840 shares (cost $25,584,669) .................................................      22,183,187

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
         2,391,105 shares (cost $21,271,695) ...............................................      15,661,738

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         607,844 shares (cost $21,433,733) .................................................      18,624,342

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         679,412 shares (cost $7,039,214) ..................................................       6,787,329

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,479,309 shares (cost $34,225,912) ...............................................      21,716,260

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         180,950 shares (cost $2,405,433) ..................................................       2,169,595

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         2,316,205 shares (cost $30,284,783) ...............................................      26,983,784

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,350,728 shares (cost $48,110,219) ...............................................      49,772,326

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         1,949,660 shares (cost $17,083,991) ...............................................      15,363,317

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,663,974 shares (cost $34,257,943) ...............................................      27,671,892

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         494,827 shares (cost $6,960,647) ..................................................       6,704,912

      Nationwide SAT - Money Market Fund (NSATMMkt)
         232,950,632 shares (cost $232,950,632) ............................................     232,950,632

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         2,835,859 shares (cost $26,553,198) ...............................................      26,316,776

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         433,027 shares (cost $7,290,920) ..................................................       7,032,358

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,751,521 shares (cost $17,697,372) ...............................................      15,238,231

      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,150,419 shares (cost $46,873,187) ...............................................      43,008,379

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         122,367 shares (cost $1,221,340) ..................................................       1,228,560

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         2,841,975 shares (cost $46,180,109) ...............................................      33,080,588

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         341,544 shares (cost $5,466,763) ..................................................       5,440,792

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,637,648 shares (cost $43,888,979) ...............................................      36,814,318

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         601,581 shares (cost $10,164,616) .................................................       9,727,567

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         805,091 shares (cost $73,635,576) ................................................................      56,976,278

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         966,962 shares (cost $47,676,455) ................................................................      45,089,423

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         132,214 shares (cost $3,939,556) .................................................................       4,010,040

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         981,886 shares (cost $22,848,695) ................................................................      20,874,887

      Strong Opportunity Fund II, Inc. (StOpp2)
         211,464 shares (cost $5,540,840) .................................................................       5,062,438

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         13,155 shares (cost $82,744) .....................................................................          78,534

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio ((MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        216,626 shares (cost $1,602,945) ..................................................................       1,496,887

      The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
      (formerly Morgan Stanley - Mid Cap Growth Portfolio)
        68,097 shares (cost $939,349) .....................................................................         840,998

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)
        437,348 shares (cost $4,980,785) ..................................................................       5,033,881

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         435,385 shares (cost $4,582,831) .................................................................       3,609,340

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         109,063 shares (cost $1,275,365) .................................................................       1,316,394

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         191,645 shares (cost $2,340,455) .................................................................       2,431,981

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         225,970 shares (cost $3,107,770) .................................................................       2,424,657

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         81,531 shares (cost $1,588,695) ..................................................................       1,110,451
                                                                                                                -----------
            Total investments..............................................................................   1,414,946,167

   Accounts receivable ....................................................................................          -
                                                                                                                -----------
            Total assets ..................................................................................   1,414,946,167

ACCOUNTS PAYABLE...........................................................................................          53,726
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .......................................................................... $ 1,414,892,441
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998





                                                                       Total                                         ACVPincGr
                                                       ------------------------------------------- -------------------------------
                                                         2000           1999            1998              2000          1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  21,039,631       6,784,764         795,996          89,434             345
  Mortality and expense risk charges (note 3) ...     (1,473,980)       (382,102)         (7,523)        (33,218)         (4,870)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................     19,565,651       6,402,662         788,473          56,216          (4,525)
                                                   -------------   -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......    537,305,272     201,999,339      61,803,110       4,190,922       4,238,041
    Cost of mutual fund shares sold .............   (520,733,854)   (195,191,587)    (62,074,770)     (4,127,013)     (3,971,748)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........     16,571,418       6,807,752        (271,660)         63,909         266,293
  Change in unrealized gain (loss)
    on investments ..............................   (178,984,942)     42,568,531       6,208,890      (2,277,235)        692,513
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............   (162,413,524)     49,376,283       5,937,230      (2,213,326)        958,806
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................     50,385,356       6,941,880         597,466            --              --
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (92,462,517)     62,720,825       7,323,169      (2,157,110)        954,281
                                                   =============   =============   =============   =============   =============



                                                        ACVPincGr                           ACVPint
                                                   ---------------   ---------------------------------------------
                                                          1998             2000             1999              1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       5,125          29,817            --               355
  Mortality and expense risk charges (note 3) ...              (86)        (43,822)         (3,029)           (173)
                                                     -------------   -------------   -------------   -------------
    Net investment income .......................            5,039         (14,005)         (3,029)            182
                                                     -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......           60,422      11,287,808       2,517,615         613,620
    Cost of mutual fund shares sold .............          (58,667)     (8,439,891)     (1,889,551)       (614,510)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........            1,755       2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments ..............................          125,007     (10,029,310)      4,031,727         159,768
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............          126,762      (7,181,393)      4,659,791         158,878
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains ......................             --           445,800            --             3,644
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     131,801      (6,749,598)      4,656,762         162,704
                                                     =============   =============   =============   =============




                                                                          ACVPValue                                   DrySRGr
                                                   ----------------------------------------------  --------------------------------
                                                         2000           1999            1998           2000            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      29,260           9,053             169         133,052           1,039
  Mortality and expense risk charges (note 3) ...         (2,491)           (698)            (44)         (5,466)           (849)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................         26,769           8,355             125         127,586             190
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      5,835,158       1,027,473         216,392       1,524,094         620,665
  Cost of mutual fund shares sold ...............     (5,829,916)     (1,065,502)       (220,562)     (1,237,290)       (483,300)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........  $       5,242         (38,029)         (4,170)        286,804         137,365
  Change in unrealized gain (loss)
    on investments ..............................        865,295        (142,040)         28,277      (2,392,732)        901,808
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............        870,537        (180,069)         24,107      (2,105,928)      1,039,173
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................         74,870          85,768           1,997            --           279,678
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     972,176         (85,946)         26,229      (1,978,342)      1,319,041
                                                   =============   =============   =============   =============   =============


                                                     DrySRGr                     DryStkix
                                                  -----------   ----------------------------------------------
                                                    1998           2000            1999           1998
                                                  ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     2,114       1,776,028         694,199          64,671
  Mortality and expense risk charges (note 3) ...          (96)       (301,447)        (80,224)         (1,001)
                                                  ------------   -------------   -------------   -------------
    Net investment income .......................        2,018       1,474,581         613,975          63,670
                                                  ------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      292,403      17,394,755       3,651,059       2,855,607
  Cost of mutual fund shares sold ...............     (279,293)    (13,809,069)     (3,038,322)     (2,928,820)
                                                  ------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........       13,110       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ..............................      108,355     (27,898,576)     11,117,238       1,455,019
                                                  ------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............      121,465     (24,312,890)     11,729,975       1,381,806
                                                  ------------   -------------   -------------   -------------
  Reinvested capital gains ......................       47,900       3,654,055         672,634          12,311
                                                  ------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   171,383     (19,184,254)     13,016,584       1,457,787
                                                  ============   =============   =============   =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998




                                                                      DryEuroEq                                   DryVApp
                                                     ----------------------------------------  -------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     3,040            266           --          209,082        102,225
  Mortality and expense risk charges (note 3) ...          (647)          --             --          (61,134)       (19,902)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................         2,393            266           --          147,948         82,323
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     4,915,237          9,724           --        5,802,885      6,596,135
  Cost of mutual fund shares sold ...............    (4,976,743)        (9,364)          --       (5,449,137)    (6,226,765)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (61,506)           360           --          353,748        369,370
  Change in unrealized gain (loss)
    on investments ..............................        26,273          9,997           --       (1,102,409)       649,339
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (35,233)        10,357           --         (748,661)     1,018,709
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        39,799          1,251           --          355,671         68,742
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     6,959         11,874           --         (245,042)     1,169,774
                                                    ===========    ===========    ===========    ===========    ===========


                                                       DryVApp                         FedQualBd2
                                                    -------------    ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     7,616        284,124           --             --
  Mortality and expense risk charges (note 3) ...            (108)       (36,034)        (3,162)          --
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................           7,508        248,090         (3,162)          --
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         191,690      5,070,565        193,269           --
  Cost of mutual fund shares sold ...............        (192,584)    (4,943,810)      (195,176)          --
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            (894)       126,755         (1,907)          --
  Change in unrealized gain (loss)
    on investments ..............................         150,742      2,975,611         40,201           --
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         149,848      3,102,366         38,294           --
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --             --             --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   157,356      3,350,456         35,132           --
                                                      ===========    ===========    ===========    ===========




                                                                     FidVEqinS                             FidVGrS
                                                     ----------------------------------------  ------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   275,597         97,065           --           46,538          8,639
  Mortality and expense risk charges (note 3) ...       (12,713)        (3,265)          (402)      (106,544)       (12,917)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       262,884         93,800           (402)       (60,006)        (4,278)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,769,366      2,794,623      1,186,510      8,193,032      1,070,026
  Cost of mutual fund shares sold ...............    (9,316,337)    (2,491,032)    (1,221,597)    (6,947,939)      (923,816)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (546,971)       303,591        (35,087)     1,245,093        146,210
  Change in unrealized gain (loss)
    on investments ..............................     1,470,791       (277,459)       449,182    (19,309,179)     6,093,883
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       923,820         26,132        414,095    (18,064,086)     6,240,093
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     1,063,019        214,564           --        5,556,689        543,154
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,249,723        334,496        413,693    (12,567,403)     6,778,969
                                                    ===========    ===========    ===========    ===========    ===========


                                                        FidVGrS                                      FidVHiInS
                                                     -------------   ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --          711,532        364,862           --
  Mortality and expense risk charges (note 3) ...            (249)       (21,719)        (1,521)          (245)
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................            (249)       689,813        363,341           (245)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         759,197      5,669,988        926,716        848,212
  Cost of mutual fund shares sold ...............        (750,697)    (6,842,047)    (1,041,180)      (901,996)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           8,500     (1,172,059)      (114,464)       (53,784)
  Change in unrealized gain (loss)
    on investments ..............................         480,684     (3,641,858)       103,063         37,295
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         489,184     (4,813,917)       (11,401)       (16,489)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --           13,640           --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   488,935     (4,124,104)       365,580        (16,734)
                                                      ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                    FidVOvSeS                                          FidVConS
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    217,766          21,110            --            93,712          26,713
  Mortality and expense risk charges (note 3) ...        (49,878)         (9,859)            (75)        (27,798)         (4,360)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        167,888          11,251             (75)         65,914          22,353
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     23,478,026       7,592,272         528,529       2,681,172       1,218,202
  Cost of mutual fund shares sold ...............    (25,243,216)     (6,861,807)       (553,402)     (2,152,820)     (1,003,352)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,765,190)        730,465         (24,873)        528,352         214,850
  Change in unrealized gain (loss)
    on investments ..............................     (4,479,931)      1,849,661          68,313      (6,926,956)      3,006,379
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............   $  (6,245,121)      2,580,126          43,440      (6,398,604)      3,221,229
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      1,409,432          34,048            --         3,401,735         195,897
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,667,801)      2,625,425          43,365      (2,930,955)      3,439,479
                                                    ============    ============    ============    ============    ============

                                                  FidVConS                       FidVGrOpS
                                              --------------   -----------------------------------------
                                                  1998          2000            1999            1998
                                              ------------  ------------    ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --         125,878          28,246           --
  Mortality and expense risk
   charges (note 3) .......................           (330)      (11,570)         (3,130)          (168)
                                              ------------  ------------    ------------   ------------
    Net investment income .................           (330)      114,308          25,116           (168)
                                              ------------  ------------    ------------   ------------

  Proceeds from mutual funds shares sold ..        974,276     2,790,417         613,535        309,151
  Cost of mutual fund shares sold .........       (947,452)   (2,995,674)       (559,981)      (296,203)
                                              ------------  ------------    ------------   ------------
    Realized gain (loss) on investments ...         26,824      (205,257)         53,554         12,948
  Change in unrealized gain (loss)
    on investments ........................        648,413    (3,225,818)        137,134        262,800
                                              ------------  ------------    ------------   ------------
    Net gain (loss) on investments ........        675,237    (3,431,075)        190,688        275,748
                                              ------------  ------------    ------------   ------------
  Reinvested capital gains ................           --         662,022          55,207           --
                                              ------------  ------------    ------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   $    674,907    (2,654,745)        271,011        275,580
                                              ============  ============    ============   ============



                                                                     NSATEmMGM                                       NSATGTecGM
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        641,425            --              --             9,643            --
  Cost of mutual fund shares sold ...............       (644,443)           --              --           (14,069)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,018)           --              --            (4,426)           --
  Change in unrealized gain (loss)
    on investments ..............................            336            --              --          (195,957)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         (2,682)           --              --          (200,383)           --
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --            10,013            --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,682)           --              --          (190,370)           --
                                                    ============    ============    ============    ============    ============

                                                      NSATGTecGM                     NSATIntGGm
                                                    ------------   ---------------------------------------------
                                                        1998            2000            1999              1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........           --           355,202            --              --
  Cost of mutual fund shares sold ...............           --          (354,541)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........           --               661            --              --
  Change in unrealized gain (loss)
    on investments ..............................           --               260            --              --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............           --               921            --              --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        --               921            --              --
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   JanACapApS                                  JanAGlTchS
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   135,185           --             --           94,337           --
  Mortality and expense risk charges (note 3) ...        (5,130)          --             --           (5,864)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       130,055           --             --           88,473           --
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,667,595           --             --        6,627,712           --
  Cost of mutual fund shares sold ...............    (3,199,056)          --             --       (8,282,161)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (531,461)          --             --       (1,654,449)          --
  Change in unrealized gain (loss)
    on investments ..............................    (3,401,482)          --             --       (5,609,957)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (3,932,943)          --             --       (7,264,406)          --
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,802,888)          --             --       (7,175,933)          --
                                                    ===========    ===========    ===========    ===========    ===========

                                                     JanAGlTchS                       JanAintGrS
                                                    --------------    ----------------------------------------
                                                            1998           2000          1999           1998
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --          482,954           --             --
  Mortality and expense risk charges (note 3) ...             --           (5,407)          --             --
                                                       -----------    -----------    -----------    -----------
    Net investment income .......................             --          477,547           --             --
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........             --        8,802,259           --             --
  Cost of mutual fund shares sold ...............             --      (10,182,763)          --             --
                                                       -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........             --       (1,380,504)          --             --
  Change in unrealized gain (loss)
    on investments ..............................             --       (2,809,392)          --             --
                                                       -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............             --       (4,189,896)          --             --
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             --             --             --             --
                                                       -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      --       (3,712,349)          --             --
                                                       ===========    ===========    ===========    ===========

                                                                    NSATBalJPM                              NSATCapAp
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   172,981         80,095          9,854         41,174         96,180
  Mortality and expense risk charges (note 3) ...        (5,434)        (1,605)           (51)       (10,414)        (2,498)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       167,547         78,490          9,803         30,760         93,682
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,501,271      2,788,299        316,297      6,534,873      4,176,681
  Cost of mutual fund shares sold ...............    (5,437,733)    (2,830,503)      (315,924)    (7,187,743)    (3,638,494)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        63,538        (42,204)           373       (652,870)       538,187
  Change in unrealized gain (loss)
    on investments ..............................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,090)       (75,267)        23,179    (11,994,090)    (1,099,512)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --              495          2,184      4,845,304      1,352,393
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (10,543)         3,718         35,166     (7,118,026)       346,563
                                                    ===========    ===========    ===========    ===========    ===========

                                                      NSATCapAp                      NSATEqIFED
                                                    ------------    ----------------------------------------
                                                         1998           2000          1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    14,834         15,802          1,722            896
  Mortality and expense risk charges (note 3) ...           (440)        (1,543)           (71)           (17)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................         14,394         14,259          1,651            879
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........        703,904      1,130,737        116,995         18,085
  Cost of mutual fund shares sold ...............       (686,965)    (1,084,332)      (100,117)       (17,928)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         16,939         46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ..............................        469,266       (334,972)        84,114         15,021
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        486,205       (288,567)       100,992         15,178
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        174,093           --              202          2,636
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   674,692       (274,308)       102,845         18,693
                                                     ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                     NSATGlob50                                      NSATGvtBd
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    199,386           8,364           1,950       2,182,498         798,788
  Mortality and expense risk charges (note 3) ...        (37,311)        (10,207)            (34)        (99,138)        (37,827)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        162,075          (1,843)          1,916       2,083,360         760,961
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      5,122,679       1,039,009          57,978       5,456,678      10,418,680
  Cost of mutual fund shares sold ...............     (5,037,852)       (930,501)        (57,852)     (5,620,925)    (11,072,171)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         84,827         108,508             126        (164,247)       (653,491)
  Change in unrealized gain (loss)
    on investments ..............................     (4,336,580)        997,392          38,188       2,189,054        (442,511)
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,251,753)      1,105,900          38,314       2,024,807      (1,096,002)
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        945,098         456,545           3,213            --            35,939
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (3,144,580)      1,560,602          43,443       4,108,167        (299,102)
                                                    ============    ============    ============    ============    ============
                                                      NSATGvtBd                          NSATHiIFED
                                                    -------------     --------------------------------------------
                                                         1998             2000            1999             1998
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     83,382       1,119,466         308,481          22,707
  Mortality and expense risk charges (note 3) ...             (327)         (9,331)         (3,120)            (68)
                                                      ------------    ------------    ------------    ------------
    Net investment income .......................           83,055       1,110,135         305,361          22,639
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        1,043,507       3,240,993         689,933         206,929
  Cost of mutual fund shares sold ...............       (1,033,771)     (3,550,410)       (687,767)       (213,860)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            9,736        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ..............................          (84,436)     (1,573,020)       (155,595)          7,941
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          (74,700)     (1,882,437)       (153,429)          1,010
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           22,403            --               645            --
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $     30,758        (772,302)        152,577          23,649
                                                      ============    ============    ============    ============




                                                                     NSATMCpSTR                               NSATMCIxDR
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --            24,820           1,219
  Mortality and expense risk charges (note 3) ...        (36,857)         (2,128)            (30)         (1,304)             (9)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (36,857)         (2,128)            (30)         23,516           1,210
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     10,455,471       2,132,323         150,535       3,068,344         104,264
  Cost of mutual fund shares sold ...............     (9,038,986)     (1,804,973)       (150,564)     (2,777,066)        (89,446)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,416,485         327,350             (29)        291,278          14,818
  Change in unrealized gain (loss)
    on investments ..............................     (7,958,483)      1,323,586          48,847        (336,854)         51,305
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (6,541,998)      1,650,936          48,818         (45,576)         66,123
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        922,208         515,885            --           238,697          47,431
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (5,656,647)      2,164,693          48,788         216,637         114,764
                                                    ============    ============    ============    ============    ============

                                                      NSATMCIxDR                      NSATMMkt
                                                    ------------     --------------------------------------------
                                                        1998             2000            1999             1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        782      10,355,160       3,376,535         506,347
  Mortality and expense risk charges (note 3) ...             (21)       (307,209)       (139,891)         (1,751)
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................             761      10,047,951       3,236,644         504,596
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........          48,915     263,535,916     104,229,444      44,230,768
  Cost of mutual fund shares sold ...............         (51,817)   (263,535,916)   (104,229,444)    (44,230,768)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          (2,902)           --              --              --
  Change in unrealized gain (loss)
    on investments ..............................          29,815            --              --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          26,913            --              --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................            --              --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     27,674      10,047,951       3,236,644         504,596
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   NSATMBdMAS                              NSATSmCapG
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 1,380,209        405,079         20,456           --             --
  Mortality and expense risk charges (note 3) ...       (35,618)        (8,904)           (64)        (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................     1,344,591        396,175         20,392         (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     1,457,359        824,473        678,560      4,671,162     11,249,953
  Cost of mutual fund shares sold ...............    (1,524,119)      (850,875)      (682,489)    (4,701,490)   (11,295,118)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (66,760)       (26,402)        (3,929)       (30,328)       (45,165)
  Change in unrealized gain (loss)
    on investments ..............................      (112,147)      (125,056)           781     (1,279,267)     1,020,705
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,907)      (151,458)        (3,148)    (1,309,595)       975,540
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              691         72,445        101,886
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 1,165,684        244,717         17,935     (1,238,943)     1,077,395
                                                    ===========    ===========    ===========    ===========    ===========
                                                      NSATSmCapG                         NSATSmCapV
                                                    -------------   ------------------------------------------
                                                           1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --             --             --             --
  Mortality and expense risk charges (note 3) ...           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........           --        5,713,553      1,400,366        119,432
  Cost of mutual fund shares sold ...............           --       (5,334,666)    (1,184,849)      (127,976)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           --          378,887        215,517         (8,544)
  Change in unrealized gain (loss)
    on investments ..............................           --       (2,383,146)      (194,598)       118,603
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............           --       (2,004,259)        20,919        110,059
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --        2,830,882        651,318           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      --          820,116        671,628        109,987
                                                     ===========    ===========    ===========    ===========




                                                                    NSATSmCo                                NSATStrVal
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     6,404           --             --           12,032          5,676
  Mortality and expense risk charges (note 3) ...       (24,879)        (4,091)          (112)          (439)          (137)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       (18,475)        (4,091)          (112)        11,593          5,539
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,986,277      1,854,552        303,745      6,700,644        173,459
  Cost of mutual fund shares sold ...............    (4,024,143)    (1,415,009)      (310,124)    (6,640,337)      (155,571)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........     1,962,134        439,543         (6,379)        60,307         17,888
  Change in unrealized gain (loss)
    on investments ..............................    (6,709,330)     2,711,547        132,974         33,455        (70,115)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (4,747,196)     3,151,090        126,595         93,762        (52,227)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     6,779,344        500,536           --             --           22,264
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,013,673      3,647,535        126,483        105,355        (24,424)
                                                    ===========    ===========    ===========    ===========    ===========

                                                    NSATStrVal                     NSATTotRtn
                                                   ------------   ------------------------------------------
                                                         1998           2000            1999           1998
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     1,052        193,418         96,396         27,487
  Mortality and expense risk charges (note 3) ...          (24)        (5,805)          (606)          (578)
                                                   -----------    -----------    -----------    -----------
    Net investment income .......................        1,028        187,613         95,790         26,909
                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       81,326      3,055,349        806,876      1,201,208
  Cost of mutual fund shares sold ...............      (89,165)    (2,710,595)      (784,668)    (1,222,228)
                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (7,839)       344,754         22,208        (21,020)
  Change in unrealized gain (loss)
    on investments ..............................       43,881    (13,348,541)       (33,899)       283,836
                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       36,042    (13,003,787)       (11,691)       262,816
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         --       11,991,779        809,302        321,440
                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    37,070       (824,395)       893,401        611,165
                                                   ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                      NBAMTGuard                              NBAMTMCGr
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     16,882           3,977            --              --              --
  Mortality and expense risk charges (note 3) ...         (1,965)           (679)            (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................         14,917           3,298             (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      1,626,130         807,995         117,578      13,583,260       7,840,757
  Cost of mutual fund shares sold ...............     (1,517,104)       (670,629)       (123,077)     (9,016,924)     (6,652,007)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        109,026         137,366          (5,499)      4,566,336       1,188,750
  Change in unrealized gain (loss)
    on investments ..............................       (185,904)         77,047          82,886     (10,290,829)      3,039,884
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (76,878)        214,413          77,387      (5,724,493)      4,228,634
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --             6,497          37,807
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (61,961)        217,711          77,304      (5,759,602)      4,258,978
                                                    ============    ============    ============    ============    ============


                                                   BAMTMCGr                         NBAMTPart
                                                   ------------    ----------------------------------------------
                                                       1998           2000            1999           1998
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            55,679          56,853             114
  Mortality and expense risk charges (note 3) ...  $        (52)         (5,009)         (2,109)           (290)
                                                   ------------    ------------    ------------    ------------
    Net investment income .......................           (52)         50,670          54,744            (176)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........       140,913       3,401,374         787,143         862,257
  Cost of mutual fund shares sold ...............      (137,009)     (3,678,166)       (785,895)       (875,740)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         3,904        (276,792)          1,248         (13,483)
  Change in unrealized gain (loss)
    on investments ..............................       176,285        (888,222)        196,040         255,133
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       180,189      (1,165,014)        197,288         241,650
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          --         1,184,100          98,874           3,599
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    180,137          69,756         350,906         245,073
                                                   ============    ============    ============    ============



                                                                   OppAggGrVA                                OppCapApVA
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --                26          26,876          10,044
  Mortality and expense risk charges (note 3) ...        (52,493)         (2,942)            (80)        (35,238)         (4,168)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (52,493)         (2,942)            (54)         (8,362)          5,876
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     13,833,125       1,971,772         120,154       6,304,788         993,762
  Cost of mutual fund shares sold ...............     (9,344,555)     (1,353,384)       (118,908)     (4,511,928)       (802,267)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,488,570         618,388           1,246       1,792,860         191,495
  Change in unrealized gain (loss)
    on investments ..............................    (19,721,439)      2,906,737         155,404      (5,403,446)      2,561,317
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (15,232,869)      3,525,125         156,650      (3,610,586)      2,752,812
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        950,033            --               270       1,434,225         110,334
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(14,335,329)      3,522,183         156,866      (2,184,723)      2,869,022
                                                    ============    ============    ============    ============    ============
                                                     OppCapApVA                      OppGlSecVA
                                                    ------------     --------------------------------------------
                                                         1998           2000            1999           1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $          8            --              --              --
  Mortality and expense risk charges (note 3) ...            (142)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................            (134)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........         412,555       3,569,728            --              --
  Cost of mutual fund shares sold ...............        (391,820)     (3,708,378)           --              --
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          20,735        (138,650)           --              --
  Change in unrealized gain (loss)
    on investments ..............................         255,097          70,484            --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         275,832         (68,166)           --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................             101            --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    275,799         (69,217)           --              --
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                                  OppMGrInVA                                       StOpp2
                                                  ----------------------------------------     ------------------------------------
                                                     2000           1999            1998           2000            1999       1998
                                                  -----------    -----------    -----------    -----------    ----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    38,554         10,187             29           --            --           --
  Mortality and expense risk charges (note 3) .       (10,265)        (2,014)          (113)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net investment income .....................        28,289          8,173            (84)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------

  Proceeds from mutual funds shares sold ......     1,958,100        570,677        698,919      2,262,742          --           --
  Cost of mutual fund shares sold .............    (1,608,534)      (582,947)      (718,580)    (2,255,273)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Realized gain (loss) on investments .......       349,566        (12,270)       (19,661)         7,469          --           --
  Change in unrealized gain (loss)
    on investments ............................    (2,767,885)       713,752         80,325       (478,402)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net gain (loss) on investments ............    (2,418,319)       701,482         60,664       (470,933)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
  Reinvested capital gains ....................       509,013         17,163            645        501,505          --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .....   $(1,881,017)       726,818         61,225         29,123          --           --
                                                 ===========    ===========    ===========    ===========    ==========   =========

                                                              NSATGFocTU
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --
  Mortality and expense risk charges (note 3) ...          --             --             --
                                                    -----------    -----------    -----------
    Net investment income .......................          --             --             --
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       290,188           --             --
  Cost of mutual fund shares sold ...............      (317,405)          --             --
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (27,217)          --             --
  Change in unrealized gain (loss)
    on investments ..............................        (4,210)          --             --
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (31,427)          --             --
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (31,427)          --             --
                                                    ===========    ===========    ===========

                                                                    MSUEmMkt                                       MSUMCapGr
                                                    ----------------------------------------   -------------------------------------
                                                       2000         1999            1998           2000            1999       1998
                                                    -----------  -----------    -----------    -----------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   151,314       85,097         18,594           --            --         --
  Mortality and expense risk charges (note 3) ...          (963)        (166)           (11)          (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net investment income .......................       150,351       84,931         18,583           (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------

  Proceeds from mutual funds shares sold ........     1,344,335      218,023        268,442        769,277          --         --
  Cost of mutual fund shares sold ...............    (1,256,230)    (200,881)      (301,322)      (782,583)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Realized gain (loss) on investments .........        88,105       17,142        (32,880)       (13,306)         --         --
  Change in unrealized gain (loss)
    on investments ..............................      (119,691)      20,955         (7,323)       (98,350)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net gain (loss) on investments ..............       (31,586)      38,097        (40,203)      (111,656)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
  Reinvested capital gains ......................          --           --             --              800          --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   118,765      123,028        (21,620)      (111,018)         --         --
                                                    ===========  ===========    ===========    ===========    ========== ==========

                                                                    MSUUSRealE
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   265,214         54,408             34
  Mortality and expense risk charges (note 3) ...        (2,123)        (1,163)           (50)
                                                    -----------    -----------    -----------
    Net investment income .......................       263,091         53,245            (16)
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........    10,682,231     10,399,298        357,742
  Cost of mutual fund shares sold ...............   (10,383,636)   (10,439,502)      (388,797)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ..............................       155,839       (130,048)        27,306
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       454,434       (170,252)        (3,749)
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................        25,130           --              339
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   742,655       (117,007)        (3,426)
                                                    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   VEWwEmgMkt                             VEWwHrdAst
                                                    -----------------------------------------    ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --            6,160          2,469
  Mortality and expense risk charges (note 3) ...        (1,640)          (139)           (20)          (124)          (295)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................        (1,640)          (139)           (20)         6,036          2,174
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,541,759      1,092,848         70,482      6,042,759        718,765
  Cost of mutual fund shares sold ...............    (8,950,297)      (857,511)       (84,625)    (6,013,577)      (692,370)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (408,538)       235,337        (14,143)        29,182         26,395
  Change in unrealized gain (loss)
    on investments ..............................    (1,655,251)       663,413         18,347         20,687         22,444
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,063,789)       898,750          4,204         49,869         48,839
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(2,065,429)       898,611          4,184         55,905         51,013
                                                    ===========    ===========    ===========    ===========    ===========
                                                      VEWwHrdAst                     WPTGloPVC
                                                   ------------      ----------------------------------------
                                                          1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --           25,366         10,150          4,521
  Mortality and expense risk charges (note 3) ...            (11)        (2,889)        (1,209)           (50)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................            (11)        22,477          8,941          4,471
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         46,572      1,991,744        372,724        345,457
  Cost of mutual fund shares sold ...............        (49,623)    (1,898,600)      (375,164)      (337,050)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         (3,051)        93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ..............................         (2,102)        87,894         (2,238)         5,870
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         (5,153)       181,038         (4,678)        14,277
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --           23,283         18,278           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,164)       226,798         22,541         18,748
                                                     ===========    ===========    ===========    ===========

                                                                    WPTInteq
                                                    -----------------------------------------
                                                       2000           1999            1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    12,900         19,282          2,873
  Mortality and expense risk charges (note 3) ...        (1,340)           (81)           (42)
                                                    -----------    -----------    -----------
    Net investment income .......................        11,560         19,201          2,831
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       992,359        785,974        277,515
  Cost of mutual fund shares sold ...............      (749,434)      (670,363)      (301,573)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       242,925        115,611        (24,058)
  Change in unrealized gain (loss)
    on investments ..............................    (1,294,832)       581,395         30,323
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (1,051,907)       697,006          6,265
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................       310,165           --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (730,182)       716,207          9,096
                                                    ===========    ===========    ===========

                                                                        WPTValue
                                                     ----------------------------------------
                                                         2000            1999           1998
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --             --             --
  Mortality and expense risk charges (note 3) ...         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------
    Net investment income .......................         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........      1,772,806        364,939         87,326
  Cost of mutual fund shares sold ...............     (1,546,982)      (278,265)       (89,432)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments .........        225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ..............................       (716,480)       208,276         29,961
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ..............       (490,656)       294,950         27,855
                                                     -----------    -----------    -----------
  Reinvested capital gains ......................        141,743           --             --
                                                     -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (350,112)       294,796         27,842
                                                     ===========    ===========    ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            Total                                       ACVPincGr
                                      ---------------------------------------------- ----------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                      --------------  --------------  --------------  --------------   -------------  -------------
INVESTMENT ACTIVITY:
  Net investment income............... $  19,565,651       6,402,662         788,473          56,216          (4,525)       5,039
  Realized gain (loss) on investments     16,571,418       6,807,752        (271,660)         63,909         266,293         1,755
  Change in unrealized gain (loss)
    on investments....................  (178,984,942)     42,568,531       6,208,888      (2,277,235)        692,513       125,007
  Reinvested capital gains............    50,385,356       6,941,880         597,466               -               -             -
                                      --------------  --------------  --------------  --------------   -------------  ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......   (92,462,517)     62,720,825       7,323,167      (2,157,110)        954,281       131,801
                                      --------------  --------------  --------------  --------------   -------------  ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................    947,537,536     515,112,072     106,894,981       9,141,279       4,843,884       168,731
  Transfers between funds.............              -               -               -       7,485,967       5,659,068       959,762
  Surrenders..........................    (10,694,705)     (2,953,250)       (205,540)       (307,329)        (25,955)          (64)
  Death benefits......................        (65,736)       (165,946)              -          (1,577)         (1,531)            -
  Policy loans (net of repayments)
    (note 5)..........................     (9,821,909)     (4,792,558)     (1,093,563)        (57,111)        (99,683)            -
  Deductions for surrender charges
    (note 2d).........................     (1,692,311)       (378,228)         (2,405)        (48,631)         (3,324)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................    (63,687,230)    (28,207,228)     (4,765,148)     (1,117,246)       (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts.............     (1,989,545)       (882,295)       (148,735)        (32,044)        (13,701)         (985)
    MSP contracts.....................       (359,299)        (49,709)           (535)         (6,176)         (1,582)           (4)
    SL contracts......................       (165,436)        (99,794)        (12,520)         (4,637)         (1,422)          (83)
                                       --------------  --------------  --------------  --------------   -------------  ------------
      Net equity transactions.........    859,061,365     477,583,064     100,666,535      15,052,495       9,945,128     1,103,635
                                       --------------  --------------  --------------  --------------   -------------  ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY......................    766,598,848     540,303,889     107,989,702      12,895,385      10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...........................    648,293,593     107,989,704               -      12,134,845       1,235,436             -
                                       --------------  --------------  --------------  --------------   -------------  ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD........................... $1,414,892,441     648,293,593     107,989,702      25,030,230      12,134,845     1,235,436
                                       ==============  ==============  ==============  ==============   =============  ============


CHANGES IN UNITS:
  Beginning units..............         50,045,344       9,506,248               -         874,749          97,382                -
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Units purchased..............        109,550,329      66,964,330      16,180,186       1,358,922         990,326           99,550
  Units redeemed...............        (43,498,824)    (26,425,234)     (6,673,938)       (125,099)       (212,959)          (2,168
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Ending units.................        116,096,849      50,045,344       9,506,248       2,108,572         874,749           97,382
                                      ============  ==============  ==============  ==============   =============   ==============
                                                          ACVPint
                                        -----------------------------------------------
                                            2000            1999               1998
                                        --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........ ........ $     (14,005)         (3,029)            182
  Realized gain (loss) on investments ..     2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments......................   (10,029,310)      4,031,727         159,768
  Reinvested capital gains..............       445,800               -           3,644
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........    (6,749,598)      4,656,762         162,704
                                        --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.....................     17,266,035       3,440,338         489,914
  Transfers between funds...............     20,394,660       5,542,573       1,905,042
  Surrenders............................       (174,891)         (6,193)              -
  Death benefits........................         (5,691)         (3,352)              -
  Policy loans (net of repayments)
    (note 5)............................       (199,083)       (114,731)         (2,833)
  Deductions for surrender charges
    (note 2d)...........................        (27,674)           (793)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................     (1,602,834)       (514,310)        (73,254)
  Asset charges (note 3):
    FPVUL & VEL contracts...............        (60,820)        (21,791)         (2,574)
    MSP contracts.......................         (7,381)           (570)             (9)
    SL contracts........................         (7,846)         (1,478)           (217)
                                         --------------  --------------  --------------
      Net equity transactions...........     35,574,475       8,319,693       2,316,069
                                         --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY........................     28,824,877      12,976,455       2,478,773
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.............................     15,455,228       2,478,773               -
                                         --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD............................. $   44,280,105      15,455,228       2,478,773
                                         ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units..............                 830,394         209,297               -
                                         --------------  --------------  --------------
  Units purchased..............               2,368,251         682,334         216,428
  Units redeemed...............                (135,307)        (61,237)         (7,131)
                                         --------------  --------------  --------------
  Ending units.................               3,063,338         830,394         209,297
                                         ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          ACVPValue                                        DrySRGr
                                         --------------------------------------------   -----------------------------------------
                                             2000            1999            1998            2000            1999            1998
                                         ------------    ------------    ------------   ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     26,769           8,355             125        127,586             190         2,018
  Realized gain (loss) on investments           5,242         (38,029)         (4,170)       286,804         137,365        13,110
  Change in unrealized gain (loss)
    on investments ...................        865,295        (142,040)         28,277     (2,392,732)        901,808       108,355
  Reinvested capital gains ...........         74,870          85,768           1,997           --           279,678        47,900
                                         ------------    ------------    ------------   ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        972,176         (85,946)         26,229     (1,978,342)      1,319,041       171,383
                                         ------------    ------------    ------------   ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      2,380,936         698,376         218,019      5,340,142       2,335,241       544,259
  Transfers between funds ............      2,477,656         905,970         409,201      6,492,229       4,065,765       721,262
  Surrenders .........................       (104,084)         (7,715)            (20)      (161,374)        (13,484)          (97)
  Death benefits .....................           --              --              --           17,714         (18,063)         --
  Policy loans (net of repayments)
    (note 5) .........................         (8,731)        (15,452)         (1,893)      (253,461)        (33,299)       (1,497)
  Deductions for surrender charges
    (note 2d) ........................        (16,470)           (988)           --          (25,536)         (1,727)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (264,459)       (132,120)        (23,676)    (1,388,349)       (506,680)      (61,633)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,699)         (5,363)           (827)       (49,907)        (17,385)       (1,607)
    MSP contracts ....................           (992)           (203)             (3)        (4,193)           (332)           (6)
    SL contracts .....................           (751)           (147)            (70)        (2,607)           (913)         (135)
                                         ------------    ------------    ------------   ------------    ------------    ----------
      Net equity transactions ........      4,452,406       1,442,358         600,731      9,964,658       5,809,123     1,200,545
                                         ------------    ------------    ------------   ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,424,582       1,356,412         626,960      7,986,316       7,128,164     1,371,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,983,372         626,960            --        8,500,092       1,371,928          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  7,407,954       1,983,372         626,960     16,486,408       8,500,092     1,371,928
                                         ============    ============    ============   ============    ============    ==========


CHANGES IN UNITS:
  Beginning units ....................        193,386          59,864            --          509,172         106,093          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Units purchased ....................        464,887         171,328          62,522        741,714         445,091       111,810
  Units redeemed .....................        (40,889)        (37,806)         (2,658)      (118,327)        (42,012)       (5,717)
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Ending units .......................        617,384         193,386          59,864      1,132,559         509,172       106,093
                                         ============    ============    ============   ============    ============    ==========

                                                           DryStkIx
                                        -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,474,581         613,975          63,670
  Realized gain (loss) on investments       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ...................    (27,898,576)     11,117,238       1,455,019
  Reinvested capital gains ...........      3,654,055         672,634          12,311
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (19,184,254)     13,016,584       1,457,787
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     68,654,997      41,330,848       3,047,695
  Transfers between funds ............     72,727,790      57,817,925      10,358,645
  Surrenders .........................     (1,341,027)       (626,906)           (430)
  Death benefits .....................          2,224         (24,555)           --
  Policy loans (net of repayments)
    (note 5) .........................       (792,260)       (192,790)         (9,416)
  Deductions for surrender charges
    (note 2d) ........................       (212,202)        (80,289)             (5)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (8,955,356)     (4,045,059)       (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (279,995)       (134,875)        (15,073)
    MSP contracts ....................        (49,600)         (4,126)            (54)
    SL contracts .....................        (28,362)        (11,443)         (1,269)
                                         ------------    ------------    ------------
      Net equity transactions ........    129,726,209      94,028,730      12,916,783
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    110,541,955     107,045,314      14,374,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    121,419,884      14,374,570            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $231,961,839     121,419,884      14,374,570
                                         ============    ============    ============


CHANGES IN UNITS:
  Beginning units ....................      8,707,267       1,136,754            --
                                         ------------    ------------    ------------
  Units purchased ....................     11,088,744       7,959,543       1,180,333
  Units redeemed .....................       (888,358)       (389,030)        (43,579)
                                         ------------    ------------    ------------
  Ending units .......................     18,907,653       8,707,267       1,136,754
                                         ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                   DryEuroEq                                         DryVApp
                                         --------------------------------------------   -----------------------------------------
                                            2000            1999            1998             2000          1999           1998
                                         -----------    -----------    --------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     2,393            266              --         147,948         82,323          7,508
  Realized gain (loss) on investments        (61,506)           360              --         353,748        369,370           (894)
  Change in unrealized gain (loss)
    on investments ...................        26,273          9,997              --      (1,102,409)       649,339        150,742
  Reinvested capital gains ...........        39,799          1,251              --         355,671         68,742           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         6,959         11,874              --        (245,042)     1,169,774        157,356
                                         -----------    -----------    --------------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       298,004          8,625              --      13,754,528     12,955,621        381,182
  Transfers between funds ............     1,063,297        114,306              --       1,480,475      4,076,889      1,070,054
  Surrenders .........................           (23)          --                --        (176,111)       (56,786)           (44)
  Death benefits .....................          --             --                --            --           (6,440)          --
  Policy loans (net of repayments)
    (note 5) .........................          (310)          --                --        (114,896)       (32,681)          (289)
  Deductions for surrender charges
    (note 2d) ........................            (4)          --                --         (27,867)        (7,273)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (41,463)           (92)             --      (1,277,668)      (701,318)       (58,099)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (1,518)           (32)             --         (33,727)       (17,976)        (1,594)
    MSP contracts ....................          (296)            (8)             --          (5,950)          (683)            (6)
    SL contracts .....................          (300)          --                --          (1,121)        (1,755)          (134)
                                         -----------    -----------    --------------   -----------    -----------    -----------
      Net equity transactions ........     1,317,387        122,799              --      13,597,663     16,207,598      1,391,069
                                         -----------    -----------    --------------   -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,324,346        134,673              --      13,352,621     17,377,372      1,548,425
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       134,673           --                --      18,925,797      1,548,425           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 1,459,019        134,673              --      32,278,418     18,925,797      1,548,425
                                         ===========    ===========    ==============   ===========    ===========    ===========


CHANGES IN UNITS:

  Beginning units ....................        10,415           --                --       1,466,981        120,461           --
                                         -----------    -----------    --------------   -----------    -----------    -----------

  Units purchased ..................         110,285         10,455              --       1,345,193      1,811,470        125,573

  Units redeemed ...................          (5,477)           (40)             --        (224,132)      (464,950)        (5,112)
                                         -----------    -----------    --------------   -----------    -----------    -----------
  Ending units .......................       115,223         10,415             --        2,588,042      1,466,981        120,461
                                         ===========    ===========    ==============   ===========    ===========    ===========


                                                         FedQualBd2
                                           ---------------------------------------------
                                                2000            1999            1998
                                           -----------    -----------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............         248,090         (3,162)             --
  Realized gain (loss) on investments          126,755         (1,907)             --
  Change in unrealized gain (loss)
    on investments ...................       2,975,611         40,201              --
  Reinvested capital gains ...........            --             --                --
                                           -----------    -----------    --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       3,350,456         35,132              --
                                           -----------    -----------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      18,965,217      3,119,190              --
  Transfers between funds ............      19,532,260      8,049,110              --
  Surrenders .........................            --             --                --
  Death benefits .....................          (5,851)          --                --
  Policy loans (net of repayments)
    (note 5) .........................          (6,815)          --                --
  Deductions for surrender charges
    (note 2d) ........................            --             --                --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (606,106)       (20,060)             --
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (2,155)           (31)             --
    MSP contracts ....................            (611)           (21)             --
    SL contracts .....................            (235)          --                --
                                           -----------    -----------    --------------
      Net equity transactions ........      37,875,704     11,148,188              --
                                           -----------    -----------    --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      41,226,160     11,183,320              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      11,183,320           --                --
                                           -----------    -----------    --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      52,409,480     11,183,320              --
                                           ===========    ===========    ==============


CHANGES IN UNITS:

  Beginning units ....................       1,133,916           --                --

  Units purchased ......................     3,748,621      1,141,400              --

  Units redeemed .......................       (63,800)        (7,484)             --
                                           -----------    -----------    --------------

  Ending units .......................       4,818,737      1,133,916              --
                                           ===========    ===========    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FIDVEQINS                                         FIDVGRS
                                       --------------------------------------------    --------------------------------------------
                                           2000            1999          1998             2000            1999            1998
                                       ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .............. $    262,884          93,800          (402)        (60,006)         (4,278)           (249)
  Realized gain (loss) on investments      (546,971)        303,591       (35,087)      1,245,093         146,210           8,500
  Change in unrealized gain (loss)
    on investments ...................    1,470,791        (277,459)      449,182     (19,309,179)      6,093,883         480,684
  Reinvested capital gains ...........    1,063,019         214,564          --         5,556,689         543,154            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    2,249,723         334,496       413,693     (12,567,403)      6,778,969         488,935
                                       ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    7,850,333       4,448,956     1,622,388      37,211,019      13,666,314         742,777
  Transfers between funds ............    4,967,158       6,896,656     3,964,871      39,402,444      20,406,545       2,489,085
  Surrenders .........................     (341,944)        (80,452)         (401)       (572,831)        (63,057)         (1,445)
  Death benefits .....................       (6,617)         (1,391)         --           (17,086)        (10,491)           --
  Policy loans (net of repayments)
    (note 5) .........................     (315,976)       (144,802)       (6,242)       (799,676)       (177,397)         (5,968)
  Deductions for surrender charges
    (note 2d) ........................      (54,109)        (10,304)           (5)        (90,644)         (8,076)            (17)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................   (1,698,463)     (1,124,439)     (217,638)     (5,241,119)     (1,671,275)       (140,842)
  Asset charges (note 3):
    FPVUL & VEL contracts ............      (68,189)        (43,634)       (6,715)       (178,345)        (55,807)         (4,257)
    MSP contracts ....................       (4,739)         (1,965)          (24)        (24,381)         (2,486)            (15)
    SL contracts .....................       (5,991)         (1,316)         (565)        (12,861)         (3,848)           (358)
                                       ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........   10,321,463       9,937,309     5,355,669      69,676,520      32,080,422       3,078,960
                                       ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   12,571,186      10,271,805     5,769,362      57,109,117      38,859,391       3,567,895
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   16,041,167       5,769,362          --        42,427,286       3,567,895            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .......................... $ 28,612,353      16,041,167     5,769,362      99,536,403      42,427,286       3,567,895
                                       ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................    1,374,484         517,910          --         2,322,709         256,014            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................    1,252,718         975,907       540,577       4,664,500       2,192,613         268,539
  Units redeemed .....................     (329,618)       (119,333)      (22,667)       (425,983)       (125,918)        (12,525)
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................    2,297,584       1,374,484       517,910       6,561,226       2,322,709         256,014
                                       ============    ============  ============    ============    ============    ============

                                                            FIDVHIINS
                                          ---------------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         689,813         363,341            (245)
  Realized gain (loss) on investments       (1,172,059)       (114,464)        (53,784)
  Change in unrealized gain (loss)
    on investments ...................      (3,641,858)        103,063          37,295
  Reinvested capital gains ...........            --            13,640            --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (4,124,104)        365,580         (16,734)
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       7,533,788       2,442,012         685,592
  Transfers between funds ............       3,220,351       3,417,897       2,964,332
  Surrenders .........................        (716,896)        (30,819)           --
  Death benefits .....................            --            (1,204)           --
  Policy loans (net of repayments)
    (note 5) .........................          (1,732)       (134,160)         (1,581)
  Deductions for surrender charges
    (note 2d) ........................        (113,440)         (3,947)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (677,508)       (455,068)       (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (22,619)        (18,072)         (3,432)
    MSP contracts ....................          (3,871)         (1,135)            (12)
    SL contracts .....................          (2,510)         (1,596)           (289)
                                          ------------    ------------    ------------
      Net equity transactions ........       9,215,563       5,213,908       3,541,210
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       5,091,459       5,579,488       3,524,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       9,103,964       3,524,476            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      14,195,423       9,103,964       3,524,476
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................         895,631         368,766            --
                                          ------------    ------------    ------------
  Units purchased ....................       1,222,377         623,361         380,291
  Units redeemed .....................        (310,119)        (96,496)        (11,525)
                                          ------------    ------------    ------------
  Ending units .......................       1,807,889         895,631         368,766
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           FIDVOVSES                                      FIDVCONS
                                         ------------------------------------------    --------------------------------------------
                                              2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    167,888          11,251           (75)         65,914          22,353            (330)
  Realized gain (loss) on investments      (1,765,190)        730,465       (24,873)        528,352         214,850          26,824
  Change in unrealized gain (loss)
    on investments ...................     (4,479,931)      1,849,661        68,313      (6,926,956)      3,006,379         648,413
  Reinvested capital gains ...........      1,409,432          34,048          --         3,401,735         195,897            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (4,667,801)      2,625,425        43,365      (2,930,955)      3,439,479         674,907
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,505,042       1,371,398       233,314      13,331,258       6,884,353       1,117,315
  Transfers between funds ............      8,652,600       8,415,589       835,812      16,551,717      11,647,164       3,133,469
  Surrenders .........................       (105,541)        (26,372)          (16)       (475,190)       (454,009)           (165)
  Death benefits .....................        (10,322)           (308)         --           (21,261)         (4,599)           --
  Policy loans (net of repayments)
    (note 5) .........................        (59,458)        (21,644)       (1,574)       (383,633)       (155,019)         (2,052)
  Deductions for surrender charges
    (note 2d) ........................        (16,701)         (3,377)         --           (75,193)        (58,146)             (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,042,254)       (318,257)      (34,849)     (3,087,387)     (1,389,362)       (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (27,681)        (10,339)       (1,230)       (119,105)        (50,526)         (5,299)
    MSP contracts ....................         (7,325)           (724)           (4)        (13,801)         (1,103)            (19)
    SL contracts .....................         (2,147)           (955)         (103)         (4,789)         (2,492)           (446)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     15,886,213       9,405,011     1,031,350      25,702,616      16,416,261       4,069,639
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,218,412      12,030,436     1,074,715      22,771,661      19,855,740       4,744,546
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,105,151       1,074,715          --        24,600,286       4,744,546            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 24,323,563      13,105,151     1,074,715      47,371,947      24,600,286       4,744,546
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        897,019          95,893          --         1,555,137         365,486            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      1,314,737         863,392        99,416       2,019,106       1,338,819         381,598
  Units redeemed .....................       (114,723)        (62,266)       (3,523)       (278,479)       (149,168)        (16,112)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      2,097,033         897,019        95,893       3,295,764       1,555,137         365,486
                                         ============    ============  ============    ============    ============    ============

                                                              FIDVGROPS
                                           ---------------------------------------------
                                                 2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          114,308          25,116            (168)
  Realized gain (loss) on investments          (205,257)         53,554          12,948
  Change in unrealized gain (loss)
    on investments ...................       (3,225,818)        137,134         262,800
  Reinvested capital gains ...........          662,022          55,207            --
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (2,654,745)        271,011         275,580
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        4,026,349       3,045,388         584,874
  Transfers between funds ............        4,007,402       5,377,081       1,646,479
  Surrenders .........................         (106,913)       (191,409)            (36)
  Death benefits .....................          (14,827)         (1,216)           --
  Policy loans (net of repayments)
    (note 5) .........................         (182,797)        (42,620)             29
  Deductions for surrender charges
    (note 2d) ........................          (16,918)        (24,514)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (1,045,761)       (632,760)        (84,140)
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (39,737)        (23,008)         (2,917)
    MSP contracts ....................           (3,764)         (1,943)            (10)
    SL contracts .....................           (3,068)         (1,552)           (245)
                                           ------------    ------------    ------------
      Net equity transactions ........        6,619,966       7,503,447       2,144,034
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        3,965,221       7,774,458       2,419,614
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       10,194,072       2,419,614            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       14,159,293      10,194,072       2,419,614
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................          798,468         194,457            --
                                           ------------    ------------    ------------
  Units purchased ....................          797,422         679,802         202,309
  Units redeemed .....................         (236,089)        (75,791)         (7,852)
                                           ------------    ------------    ------------
  Ending units .......................        1,359,801         798,468         194,457
                                           ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATEMMGM                                        NSATGTECGM
                                         ----------------------------------------------  ------------------------------------------
                                                 2000            1999          1998             2000            1999         1998
                                         --------------    --------------  ------------  --------------   ---------   -------------
INVESTMENT ACTIVITY:
  Net investment income.......           $              -                -           -               -            -              -
  Realized gain (loss) on investments               (3,018)              -           -          (4,426)           -              -
  Change in unrealized gain (loss)
    on investments.............                        336               -           -        (195,957)           -              -
  Reinvested capital gains.....                          -               -           -          10,013            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                     (2,682)              -           -        (190,370)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        430               -           -          36,330            -              -
  Transfers between funds......                     23,571               -           -         719,894            -              -
  Surrenders...................                          -               -           -               -            -              -
  Death benefits...............                          -               -           -               -            -              -
  Policy loans (net of repayments)
    (note 5)...................                          -               -           -             (22)           -              -
  Deductions for surrender charges
    (note 2d)..................                          -               -           -               -            -              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                       (398)              -           -         (14,760)           -              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                        (17)              -           -            (358)           -              -
    MSP contracts..............                          -               -           -              (4)           -              -
    SL contracts...............                        (73)              -           -            (108)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
      Net equity transactions..                     23,513               -           -         740,972            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                     20,831               -           -         550,602            -              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                          -               -           -               -            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                    $20,831               -           -         550,602            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

CHANGES IN UNITS:
  Beginning units..............                          -               -           -               -                           -
                                            --------------  --------------  ----------  --------------   ----------   ------------
  Units purchased..............                      2,438               -           -          92,911            -              -
  Units redeemed...............                        (47)              -           -          (1,413)           -              -
                                             --------------  --------------  ----------  --------------   ----------   -----------
  Ending units.................                      2,391               -           -          91,498            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

                                                        NSATINTGGM
                                        ---------------------------------------------
                                             2000            1999            1998
                                        -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income.......                       -               -               -
  Realized gain (loss) on investments              661               -               -
  Change in unrealized gain (loss)
    on investments.............                    260               -               -
  Reinvested capital gains.....                      -               -               -
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    921               -               -
                                        --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                  1,248               -               -
  Transfers between funds......                 23,447               -               -
  Surrenders...................                      -               -               -
  Death benefits...............                      -               -               -
  Policy loans (net of repayments)
    (note 5)...................                      -               -               -
  Deductions for surrender charges
    (note 2d)..................                      -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                   (576)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                    (20)              -               -
    MSP contracts..............                      -               -               -
    SL contracts...............                    (73)              -               -
                                        --------------  --------------  --------------
      Net equity transactions..                 24,026               -               -
                                        --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                 24,947               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      -               -               -
                                        --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                 24,947               -               -
                                        ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                    -                -               -
                                        --------------  --------------  --------------
  Units purchased..............                  2,770               -               -
  Units redeemed...............                    (73)              -               -
                                         --------------  --------------  --------------
  Ending units.................                  2,697               -               -
                                        ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  JANACAPAPS                                   JANAGLTCHS
                                                  ---------------------------------------------   --------------------------------
                                                         2000            1999            1998             2000            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........                   $      130,055               -               -          88,473               -
  Realized gain (loss) on investments                   (531,461)              -               -      (1,654,449)              -
  Change in unrealized gain (loss)
    on investments.............                       (3,401,482)              -               -      (5,609,957)              -
  Reinvested capital gains.....                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                       (3,802,888)              -               -      (7,175,933)              -
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        4,655,897               -               -       5,576,181               -
  Transfers between funds......                       22,374,018               -               -      18,371,062               -
  Surrenders...................                          (74,366)              -               -         (65,589)              -
  Death benefits...............                                -               -               -            (282)              -
  Policy loans (net of repayments)
    (note 5)...................                          (27,728)              -               -         (67,411)              -
  Deductions for surrender charges
    (note 2d)..................                          (11,767)              -               -         (10,379)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                         (892,334)              -               -        (930,882)              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                          (33,096)              -               -         (32,832)              -
    MSP contracts..............                           (4,072)              -               -          (5,353)              -
    SL contracts...............                           (1,406)              -               -            (670)              -
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                       25,985,146               -               -      22,833,845               -
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                       22,182,258               -               -      15,657,912               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                      $22,182,258               -               -      15,657,912               -
                                                  ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units..............                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
  Units purchased..............                        2,815,308               -               -       2,513,806               -
  Units redeemed...............                         (120,018)              -               -        (133,644)              -
                                                  --------------  --------------  --------------  --------------   -------------
  Ending units.................                        2,695,290               -               -       2,380,162               -

                                                  ==============  ==============  ==============  ==============   =============

                                                  JANAGLTCHS                        JANAINTGRS
                                               ---------------  ----------------------------------------------
                                                       1998            2000            1999            1998
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........                             -         477,547                -               -
  Realized gain (loss) on investments                        -      (1,380,504)              -               -
  Change in unrealized gain (loss)
    on investments.............                              -      (2,809,392)              -               -
  Reinvested capital gains.....                              -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                              -      (3,712,349)              -               -
                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                              -       3,860,854               -               -
  Transfers between funds......                              -      19,317,238               -               -
  Surrenders...................                              -         (64,857)              -               -
  Death benefits...............                              -          (1,321)              -               -
  Policy loans (net of repayments)
    (note 5)...................                              -         (44,077)              -               -
  Deductions for surrender charges
    (note 2d)..................                              -         (10,263)              -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                              -        (688,560)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                              -         (25,778)              -               -
    MSP contracts..............                              -          (2,921)              -               -
    SL contracts...............                              -            (733)              -               -
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                              -      22,339,582               -               -
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                              -      18,627,233               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -               -               -               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                              -      18,627,233               -               -
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                              -               -               -               -
                                                --------------  --------------  --------------  --------------
  Units purchased..............                              -       2,353,803               -               -
  Units redeemed...............                              -        (100,741)              -               -
                                                --------------  --------------  --------------  --------------
  Ending units.................                              -       2,253,062               -               -
                                                ==============  ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  NSATBALJPM                                          NSATCAPAP
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............   $   167,547         78,490          9,803         30,760         93,682         14,394
  Realized gain (loss) on investments         63,538        (42,204)           373       (652,870)       538,187         16,939
  Change in unrealized gain (loss)
    on investments ...................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)       469,266
  Reinvested capital gains ...........          --              495          2,184      4,845,304      1,352,393        174,093
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (10,543)         3,718         35,166     (7,118,026)       346,563        674,692
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,988,633      1,611,897         87,905      8,485,213      9,062,429      1,531,297
  Transfers between funds ............     1,908,503      1,487,269        640,480      1,967,580      7,693,905      4,379,971
  Surrenders .........................      (157,913)      (107,959)          --         (306,983)      (206,070)          (118)
  Death benefits .....................       (11,305)          --             --           10,787        (17,696)          --
  Policy loans (net of repayments)
    (note 5) .........................       (49,949)       (10,080)        (2,200)      (245,557)       (72,988)           731
  Deductions for surrender charges
    (note 2d) ........................       (24,988)       (13,826)          --          (48,576)       (26,392)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (312,300)      (211,528)       (28,998)    (2,322,085)    (1,637,150)      (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (10,757)        (6,440)          (840)       (83,996)       (57,366)        (7,161)
    MSP contracts ....................        (2,649)          (439)            (3)        (5,475)        (1,785)           (26)
    SL contracts .....................        (1,847)          (638)           (71)        (4,898)        (1,205)          (603)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     3,325,428      2,748,256        696,273      7,446,010     14,735,682      5,638,882
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,314,885      2,751,974        731,439        327,984     15,082,245      6,313,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,483,413        731,439           --       21,395,819      6,313,574           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 6,798,298      3,483,413        731,439     21,723,803     21,395,819      6,313,574
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       327,982         67,709           --        1,644,036        485,911           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       449,447        353,956         70,786      1,198,867      1,379,462        509,866
  Units redeemed .....................      (129,366)       (93,683)        (3,077)      (494,498)      (221,337)       (23,955)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       648,063        327,982         67,709      2,348,405      1,644,036        485,911
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATEQIFED
                                          -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............         14,259          1,651            879
  Realized gain (loss) on investments          46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ...................       (334,972)        84,114         15,021
  Reinvested capital gains ...........           --              202          2,636
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (274,308)       102,845         18,693
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        473,028        100,722         28,736
  Transfers between funds ............      1,253,216        527,196        202,838
  Surrenders .........................         (6,869)          (207)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (32,403)        (1,768)          --
  Deductions for surrender charges
    (note 2d) ........................         (1,087)           (26)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (157,503)       (48,952)        (5,984)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,044)        (1,993)          (247)
    MSP contracts ....................           (589)           (80)            (1)
    SL contracts .....................           (503)           (77)           (21)
                                          -----------    -----------    -----------
      Net equity transactions ........      1,522,246        574,815        225,321
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,247,938        677,660        244,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        921,674        244,014           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      2,169,612        921,674        244,014
                                          ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         67,642         21,211           --
                                          -----------    -----------    -----------
  Units purchased ....................        135,367         51,440         21,799
  Units redeemed .....................        (22,437)        (5,009)          (588)
                                          -----------    -----------    -----------
  Ending units .......................        180,572         67,642         21,211
                                          ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATGLOB50                                      NSATGVTBD
                                         --------------------------------------------  --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                         ------------    ------------    ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    162,075          (1,843)          1,916     2,083,360         760,961          83,055
  Realized gain (loss) on investments          84,827         108,508             126      (164,247)       (653,491)          9,736
  Change in unrealized gain (loss)
    on investments ...................     (4,336,580)        997,392          38,188     2,189,054        (442,511)        (84,436)
  Reinvested capital gains ...........        945,098         456,545           3,213          --            35,939          22,403
                                         ------------    ------------    ------------  ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (3,144,580)      1,560,602          43,443     4,108,167        (299,102)         30,758
                                         ------------    ------------    ------------  ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     12,463,148       1,045,536          96,340    17,668,928       5,188,264         480,508
  Transfers between funds ............      2,956,853      12,602,010         374,760     9,887,594      10,824,196       4,241,272
  Surrenders .........................        (17,060)       (149,120)            (20)      (72,334)         (7,882)            (58)
  Death benefits .....................           --              (783)           --            (652)           (779)           --
  Policy loans (net of repayments)
    (note 5) .........................        (18,038)         (3,556)           (199)     (103,358)        (10,210)           (822)
  Deductions for surrender charges
    (note 2d) ........................         (2,700)        (19,098)           --         (11,446)         (1,010)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (486,956)       (215,865)        (19,705)   (1,298,442)       (747,310)        (51,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,018)         (4,771)           (571)      (21,054)        (13,896)         (2,112)
    MSP contracts ....................        (54,582)            (78)             (2)       (3,139)         (3,046)             (8)
    SL contracts .....................           (649)         (8,899)            (48)       (7,679)         (1,057)           (178)
                                         ------------    ------------    ------------  ------------    ------------    ------------
      Net equity transactions ........     14,829,998      13,245,376         450,555    26,038,418      15,227,270       4,667,150
                                         ------------    ------------    ------------  ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,685,418      14,805,978         493,998    30,146,585      14,928,168       4,697,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     15,299,976         493,998            --      19,626,076       4,697,908            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,985,394      15,299,976         493,998    49,772,661      19,626,076       4,697,908
                                         ============    ============    ============  ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      1,116,697          41,464            --       1,882,004         436,992            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Units purchased ....................      1,201,157       1,104,898          43,495     2,670,982       1,601,216         442,110
  Units redeemed .....................        (61,297)        (29,665)         (2,031)     (282,166)       (156,204)         (5,118)
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Ending units .......................      2,256,557       1,116,697          41,464     4,270,820       1,882,004         436,992
                                         ============    ============    ============  ============    ============    ============

                                                           NSATHIIFED
                                        --- -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      1,110,135         305,361          22,639
  Realized gain (loss) on investments        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ...................     (1,573,020)       (155,595)          7,941
  Reinvested capital gains ...........           --               645            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (772,302)        152,577          23,649
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      5,531,190       4,145,976         116,422
  Transfers between funds ............      2,945,536       3,041,733         850,224
  Surrenders .........................       (202,047)         (1,402)           --
  Death benefits .....................           (243)           --              --
  Policy loans (net of repayments)
    (note 5) .........................         27,348          (1,976)           --
  Deductions for surrender charges
    (note 2d) ........................        (31,972)           (180)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (295,849)       (134,672)        (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,820)         (4,222)           (756)
    MSP contracts ....................           (873)            (16)             (3)
    SL contracts .....................           (176)           (549)            (64)
                                         ------------    ------------    ------------
      Net equity transactions ........      7,967,094       7,044,692         947,368
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      7,194,792       7,197,269         971,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      8,168,286         971,017            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,363,078       8,168,286         971,017
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        805,022          92,454            --
                                         ------------    ------------    ------------
  Units purchased ....................        918,997         756,587          94,321
  Units redeemed .....................        (63,618)        (44,019)         (1,867)
                                         ------------    ------------    ------------
  Ending units .......................      1,660,401         805,022          92,454
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                        NSATMCPSTR                                      NSATMCIXDR
                                        --------------------------------------------    ------------------------------------------
                                            2000            1999            1998             2000          1999            1998
                                        ------------    ------------    ------------    ------------  ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $    (36,857)         (2,128)            (30)         23,516         1,210             761
  Realized gain (loss) on investments      1,416,485         327,350             (29)        291,278        14,818          (2,902)
  Change in unrealized gain (loss)
    on investments ...................    (7,958,483)      1,323,586          48,847        (336,854)       51,305          29,815
  Reinvested capital gains ...........       922,208         515,885            --           238,697        47,431            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,656,647)      2,164,693          48,788         216,637       114,764          27,674
                                        ------------    ------------    ------------    ------------  ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    11,164,429       2,422,960         106,807       1,349,384        29,706          38,598
  Transfers between funds ............    12,673,990       6,109,550         294,315       4,514,754       418,208         239,349
  Surrenders .........................      (176,519)         (8,289)           --            (1,416)         (445)           --
  Death benefits .....................          (276)         (1,613)           --              --            --              --
  Policy loans (net of repayments)
    (note 5) .........................      (111,058)        (24,425)           (514)         (1,227)       (3,245)           --
  Deductions for surrender charges
    (note 2d) ........................       (27,932)         (1,062)           --              (224)          (57)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................    (1,032,843)       (166,998)        (20,594)       (182,757)      (35,179)         (6,590)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (33,805)         (5,799)           (658)         (7,127)       (2,054)           (289)
    MSP contracts ....................        (2,152)            (79)             (2)         (2,018)          (35)             (1)
    SL contracts .....................        (1,262)           (147)            (55)           (272)          (34)            (24)
                                        ------------    ------------    ------------    ------------  ------------    ------------
      Net equity transactions ........    22,452,572       8,324,098         379,299       5,669,097       406,865         271,043
                                        ------------    ------------    ------------    ------------  ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    16,795,925      10,488,791         428,087       5,885,734       521,629         298,717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    10,916,878         428,087            --           820,346       298,717            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................  $ 27,712,803      10,916,878         428,087       6,706,080       820,346         298,717
                                        ============    ============    ============    ============  ============    ============

CHANGES IN UNITS:
  Beginning units ....................       580,219          37,396            --            61,224        26,958            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Units purchased ....................     1,233,405         556,514          39,590         399,626        37,816          27,645
  Units redeemed .....................       (97,413)        (13,691)         (2,194)        (13,571)       (3,550)           (687)
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Ending units .......................     1,716,211         580,219          37,396         447,279        61,224          26,958
                                        ============    ============    ============    ============  ============    ============

                                                             NSATMMKT
                                           -----------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      10,047,951       3,236,644         504,596
  Realized gain (loss) on investments             --              --              --
  Change in unrealized gain (loss)
    on investments ...................            --              --              --
  Reinvested capital gains ...........            --              --              --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      10,047,951       3,236,644         504,596
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     551,344,398     352,373,390      88,272,542
  Transfers between funds ............    (450,193,315)   (230,478,324)    (60,507,727)
  Surrenders .........................      (1,793,468)       (235,503)       (201,196)
  Death benefits .....................            --           (27,182)           --
  Policy loans (net of repayments)
    (note 5) .........................      (3,989,346)     (2,684,887)     (1,000,116)
  Deductions for surrender charges
    (note 2d) ........................        (283,795)        (30,161)         (2,354)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (11,953,409)     (7,099,744)     (1,866,745)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (251,927)       (155,882)        (58,762)
    MSP contracts ....................         (45,487)        (18,983)           (210)
    SL contracts .....................         (26,948)        (43,454)         (4,947)
                                          ------------    ------------    ------------
      Net equity transactions ........      82,806,703     111,599,270      24,630,485
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      92,854,654     114,835,914      25,135,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     139,970,995      25,135,081            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     232,825,649     139,970,995      25,135,081
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      13,058,280       2,395,406            --
                                          ------------    ------------    ------------
  Units purchased ....................      44,348,389      33,458,797       8,773,206
  Units redeemed .....................     (36,845,146)    (22,795,923)     (6,377,800)
                                          ------------    ------------    ------------
  Ending units .......................      20,561,523      13,058,280       2,395,406
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        NSATMBDMAS                                       NSATSMCAPG
                                         --------------------------------------------    -----------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,344,591         396,175          20,392          (1,793)            (31)         --
  Realized gain (loss) on investments         (66,760)        (26,402)         (3,929)        (30,328)        (45,165)         --
  Change in unrealized gain (loss)
    on investments ...................       (112,147)       (125,056)            781      (1,279,267)      1,020,705          --
  Reinvested capital gains ...........           --              --               691          72,445         101,886          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      1,165,684         244,717          17,935      (1,238,943)      1,077,395          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      9,346,749       3,583,938         238,773       1,154,557       1,120,048          --
  Transfers between funds ............      3,298,958       8,648,087         687,922       4,644,251         516,673          --
  Surrenders .........................        (62,839)         (4,080)           --            (1,187)           --            --
  Death benefits .....................           --                21            --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................        (10,119)         (7,035)           (427)        (11,214)           --            --
  Deductions for surrender charges
    (note 2d) ........................         (9,943)           (523)           --              (188)           --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (538,746)       (202,496)        (20,588)       (216,886)         (3,049)         --
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (8,327)         (5,111)           (994)         (7,874)           (190)         --
    MSP contracts ....................        (37,227)           (340)             (4)         (1,016)            (16)         --
    SL contracts .....................           (891)         (6,384)            (84)           (401)            (68)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     11,977,615      12,006,077         904,598       5,560,042       1,633,398          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,143,299      12,250,794         922,533       4,321,099       2,710,793          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,173,327         922,533            --         2,710,793            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,316,626      13,173,327         922,533       7,031,892       2,710,793          --
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................      1,283,724          90,322            --           132,226            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,242,287       1,252,855          96,867         290,611         132,396          --
  Units redeemed .....................        (92,882)        (59,453)         (6,545)        (13,237)           (170)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,433,129       1,283,724          90,322         409,600         132,226          --
                                         ============    ============    ============    ============    ============    ==========
                                                            NSATSMCAPV
                                         ---------------------------------------------
                                              2000           1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         (6,507)           (609)            (72)
  Realized gain (loss) on investments         378,887         215,517          (8,544)
  Change in unrealized gain (loss)
    on investments ...................     (2,383,146)       (194,598)        118,603
  Reinvested capital gains ...........      2,830,882         651,318            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        820,116         671,628         109,987
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,858,757         837,148         186,610
  Transfers between funds ............      6,033,116       2,112,202         774,453
  Surrenders .........................        (80,683)         (7,439)           --
  Death benefits .....................           --               222            --
  Policy loans (net of repayments)
    (note 5) .........................        (42,449)        (13,801)         (2,782)
  Deductions for surrender charges
    (note 2d) ........................        (12,767)           (953)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (687,469)       (244,824)        (34,791)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (26,379)        (10,039)         (1,048)
    MSP contracts ....................         (2,432)           (356)             (4)
    SL contracts .....................         (1,182)           (386)            (88)
                                         ------------    ------------    ------------
      Net equity transactions ........     10,038,512       2,671,774         922,350
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,858,628       3,343,402       1,032,337
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      4,375,739       1,032,337            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,234,367       4,375,739       1,032,337
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        354,123         106,497            --
                                         ------------    ------------    ------------
  Units purchased ....................        821,558         273,364         110,966
  Units redeemed .....................        (69,600)        (25,738)         (4,469)
                                         ------------    ------------    ------------
  Ending units .......................      1,106,081         354,123         106,497
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           NSATSMCO                                        NSATSTRVAL
                                         --------------------------------------------    ------------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (18,475)         (4,091)           (112)         11,593           5,539         1,028
  Realized gain (loss) on investments       1,962,134         439,543          (6,379)         60,307          17,888        (7,839)
  Change in unrealized gain (loss)
    on investments ...................     (6,709,330)      2,711,547         132,974          33,455         (70,115)       43,881
  Reinvested capital gains ...........      6,779,344         500,536            --              --            22,264          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      2,013,673       3,647,535         126,483         105,355         (24,424)       37,070
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     13,832,839       2,908,526         360,233         217,062         113,739        26,097
  Transfers between funds ............     15,651,034       5,337,212       1,192,844          36,281         555,257       290,790
  Surrenders .........................       (181,834)         (6,177)            (43)         (2,555)           (534)         --
  Death benefits .....................         (2,655)         (1,172)           --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................       (173,061)        (23,244)         (2,442)          5,717          (6,758)          368
  Deductions for surrender charges
    (note 2d) ........................        (28,773)           (791)             (1)           (404)            (68)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,154,682)       (349,442)        (64,333)        (70,189)        (38,618)       (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,974)        (13,385)         (2,107)         (3,692)         (2,342)         (354)
    MSP contracts ....................         (4,563)           (382)             (8)           (245)            (47)           (1)
    SL contracts .....................         (2,226)           (788)           (177)           (704)            (54)          (30)
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     27,896,105       7,850,357       1,483,966         181,271         620,575       308,904
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     29,909,778      11,497,892       1,610,449         286,626         596,151       345,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,108,341       1,610,449            --           942,125         345,974          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 43,018,119      13,108,341       1,610,449       1,228,751         942,125       345,974
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................        900,802         159,462            --            96,897          34,463          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,953,863         777,178         167,063          45,789          67,374        35,384
  Units redeemed .....................       (108,007)        (35,838)         (7,601)        (25,096)         (4,940)         (921)
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,746,658         900,802         159,462         117,590          96,897        34,463
                                         ============    ============    ============    ============    ============    ==========
                                                             NSATTOTRTN
                                           -----------------------------------------
                                                2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          187,613          95,790          26,909
  Realized gain (loss) on investments           344,754          22,208         (21,020)
  Change in unrealized gain (loss)
    on investments ...................      (13,348,541)        (33,899)        283,836
  Reinvested capital gains ...........       11,991,779         809,302         321,440
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (824,395)        893,401         611,165
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       10,272,164       7,871,786       2,620,309
  Transfers between funds ............        4,280,493       9,589,090       5,463,668
  Surrenders .........................         (358,609)       (153,144)            (81)
  Death benefits .....................           16,036         (25,003)           --
  Policy loans (net of repayments)
    (note 5) .........................         (580,464)       (318,100)         (4,594)
  Deductions for surrender charges
    (note 2d) ........................          (56,746)        (19,613)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (3,360,137)     (2,208,818)       (385,652)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (122,772)        (73,719)        (10,105)
    MSP contracts ....................           (6,483)         (3,448)            (36)
    SL contracts .....................          (10,831)         (2,037)           (851)
                                           ------------    ------------    ------------
      Net equity transactions ........       10,072,651      14,656,994       7,682,657
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        9,248,256      15,550,395       8,293,822
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       23,844,217       8,293,822            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       33,092,473      23,844,217       8,293,822
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        1,894,394         702,435            --
                                           ------------    ------------    ------------
  Units purchased ....................        1,307,532       1,426,646         740,122
  Units redeemed .....................         (485,526)       (234,687)        (37,687)
                                           ------------    ------------    ------------
  Ending units .......................        2,716,400       1,894,394         702,435
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NBAMTGUARD                                        NBAMTMCGR
                                         -----------------------------------------    -----------------------------------------
                                             2000         1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    14,917          3,298            (83)       (41,606)        (7,463)           (52)
  Realized gain (loss) on investments        109,026        137,366         (5,499)     4,566,336      1,188,750          3,904
  Change in unrealized gain (loss)
    on investments ...................      (185,904)        77,047         82,886    (10,290,829)     3,039,884        176,285
  Reinvested capital gains ...........          --             --             --            6,497         37,807           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (61,961)       217,711         77,304     (5,759,602)     4,258,978        180,137
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       791,413        436,993        246,176     15,764,083      9,784,832         57,715
  Transfers between funds ............     2,086,291      1,360,544        891,240     16,272,282     (2,147,643)       560,630
  Surrenders .........................       (37,547)       (62,331)            (2)       (82,297)       (16,427)           (20)
  Death benefits .....................          --             --             --           (5,370)        (4,321)          --
  Policy loans (net of repayments)
    (note 5) .........................       (16,305)        (3,869)          (318)      (106,262)       (67,280)          (140)
  Deductions for surrender charges
    (note 2d) ........................        (5,941)        (7,983)          --          (13,023)        (2,104)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (259,871)      (169,963)       (17,719)    (1,383,172)      (350,946)       (55,646)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (12,978)        (8,142)          (742)       (48,371)       (11,378)        (1,407)
    MSP contracts ....................          (543)          (127)            (3)        (5,311)          (459)            (5)
    SL contracts .....................          (579)          (100)           (62)        (2,701)          (716)          (118)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,543,940      1,545,022      1,118,570     30,389,858      7,183,558        561,009
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,481,979      1,762,733      1,195,874     24,630,256     11,442,536        741,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,958,607      1,195,874           --       12,183,682        741,146           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 5,440,586      2,958,607      1,195,874     36,813,938     12,183,682        741,146
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       202,892         56,533           --          640,951         85,872           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       252,130        167,370         58,160      1,560,513        995,573         90,761
  Units redeemed .....................       (58,231)       (21,011)        (1,627)       (79,404)      (440,494)        (4,889)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       396,791        202,892         56,533      2,122,060        640,951         85,872
                                         ===========    ===========    ===========    ===========    ===========    ===========
                                                          NBAMTPART
                                          ---------------------------------------
                                           2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............        50,670         54,744           (176)
  Realized gain (loss) on investments       (276,792)         1,248        (13,483)
  Change in unrealized gain (loss)
    on investments ...................      (888,222)       196,040        255,133
  Reinvested capital gains ...........     1,184,100         98,874          3,599
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        69,756        350,906        245,073
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,034,154      2,049,277        831,946
  Transfers between funds ............     1,022,755      1,699,822      3,231,525
  Surrenders .........................      (165,342)       (78,561)           (16)
  Death benefits .....................          (502)        (2,713)          --
  Policy loans (net of repayments)
    (note 5) .........................       (95,808)      (216,206)          (174)
  Deductions for surrender charges
    (note 2d) ........................       (26,163)       (10,061)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (540,817)      (464,515)      (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (25,778)       (22,616)        (4,977)
    MSP contracts ....................        (3,445)          (622)           (18)
    SL contracts .....................        (1,681)        (1,766)          (419)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,197,373      2,952,039      3,913,242
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,267,129      3,302,945      4,158,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     7,461,260      4,158,315           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,728,389      7,461,260      4,158,315
                                         ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       676,989        401,819           --
                                         -----------    -----------    -----------
  Units purchased ....................       383,557        382,626        417,585
  Units redeemed .....................      (170,279)      (107,456)       (15,766)
                                         -----------    -----------    -----------
  Ending units .......................       890,267        676,989        401,819
                                         ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        OPPAGGGRVA                                       OPPCAPAPVA
                                         -------------------------------------------    -----------------------------------------
                                            2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (52,493)         (2,942)          (54)         (8,362)          5,876            (134)
  Realized gain (loss) on investments       4,488,570         618,388         1,246       1,792,860         191,495          20,735
  Change in unrealized gain (loss)
    on investments ...................    (19,721,439)      2,906,737       155,404      (5,403,446)      2,561,317         255,097
  Reinvested capital gains ...........        950,033            --             270       1,434,225         110,334             101
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (14,335,329)      3,522,183       156,866      (2,184,723)      2,869,022         275,799
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     24,690,515       2,894,019       298,181      12,133,627       2,754,479         522,163
  Transfers between funds ............     38,617,778       4,290,831       753,401      25,912,373       7,064,837       1,352,464
  Surrenders .........................       (184,820)        (25,306)         (318)     (1,774,425)       (254,161)           (369)
  Death benefits .....................         (6,793)            295          --            (7,097)           (300)           --
  Policy loans (net of repayments)
    (note 5) .........................       (384,286)        (37,694)       (2,146)       (290,219)        (72,268)        (10,091)
  Deductions for surrender charges
    (note 2d) ........................        (29,245)         (3,241)           (4)       (280,781)        (32,551)             (4)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (2,643,790)       (416,901)      (60,958)     (2,024,385)       (655,772)        (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (84,929)        (13,629)       (1,372)        (73,662)        (23,800)         (2,763)
    MSP contracts ....................        (14,660)           (182)           (5)         (8,607)           (983)            (10)
    SL contracts .....................         (7,197)           (488)         (115)         (4,224)           (390)           (233)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     59,952,573       6,687,704       986,664      33,582,600       8,779,091       1,769,692
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     45,617,244      10,209,887     1,143,530      31,397,877      11,648,113       2,045,491
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     11,353,417       1,143,530          --        13,693,604       2,045,491            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     56,970,661      11,353,417     1,143,530      45,091,481      13,693,604       2,045,491
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        570,019         101,944          --           806,675         165,067            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      3,007,222         544,229       108,530       2,290,226         715,374         174,797
  Units redeemed .....................       (149,167)        (76,154)       (6,586)       (257,837)        (73,766)         (9,730)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      3,428,074         570,019       101,944       2,839,064         806,675         165,067
                                         ============    ============  ============    ============    ============    ============
                                                           OPPGLSECVA
                                          -----------------------------------------
                                               2000          1999         1998
                                           ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............           (1,051)        --          --
  Realized gain (loss) on investments          (138,650)        --          --
  Change in unrealized gain (loss)
    on investments ...................           70,484         --          --
  Reinvested capital gains ...........             --           --          --
                                           ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......          (69,217)        --          --
                                           ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          756,191         --          --
  Transfers between funds ............        3,400,619         --          --
  Surrenders .........................           (1,589)        --          --
  Death benefits .....................             --           --          --
  Policy loans (net of repayments)
    (note 5) .........................           (2,407)        --          --
  Deductions for surrender charges
    (note 2d) ........................             (252)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................          (70,452)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (1,673)        --          --
    MSP contracts ....................           (1,076)        --          --
    SL contracts .....................              (94)        --          --
                                           ------------    ---------   ---------
      Net equity transactions ........        4,079,267         --          --
                                           ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        4,010,050         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --           --          --
                                           ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        4,010,050         --          --
                                           ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................             --           --          --
                                           ------------    ---------   ---------
  Units purchased ....................          426,089         --          --
  Units redeemed .....................           (8,082)        --          --
                                           ------------    ---------   ---------
  Ending units .......................          418,007         --          --
                                           ============    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  OPPMGRINVA                                         STOPP2
                                         --------------------------------------------    ---------------------------------------
                                             2000            1999            1998             2000          1999        1998
                                         ------------    ------------    ------------    ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     28,289           8,173             (84)         (1,449)        --          --
  Realized gain (loss) on investments         349,566         (12,270)        (19,661)          7,469         --          --
  Change in unrealized gain (loss)
    on investments ...................     (2,767,885)        713,752          80,325        (478,402)        --          --
  Reinvested capital gains ...........        509,013          17,163             645         501,505         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (1,881,017)        726,818          61,225          29,123         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      6,051,658       1,687,758         284,513       1,381,833         --          --
  Transfers between funds ............     11,215,475       3,276,499       1,343,627       3,738,013         --          --
  Surrenders .........................       (108,972)        (24,107)           (418)        (11,246)        --          --
  Death benefits .....................          7,734          (9,603)           --              --           --          --
  Policy loans (net of repayments)
    (note 5) .........................       (207,915)        (23,549)        (16,228)        (10,320)        --          --
  Deductions for surrender charges
    (note 2d) ........................        (17,244)         (3,088)             (5)         (1,779)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,065,069)       (314,964)        (43,383)        (61,655)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,206)        (12,409)         (1,608)         (1,167)        --          --
    MSP contracts ....................         (6,649)           (626)             (6)           (206)        --          --
    SL contracts .....................         (3,480)           (620)           (135)           (147)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
      Net equity transactions ........     15,826,332       4,575,291       1,566,357       5,033,326         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,945,315       5,302,109       1,627,582       5,062,449         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      6,929,691       1,627,582            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     20,875,006       6,929,691       1,627,582       5,062,449         --          --
                                         ============    ============    ============    ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................        558,424         158,153            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Units purchased ....................      1,423,961         436,576         164,578         523,047         --          --
  Units redeemed .....................       (119,721)        (36,305)         (6,425)         (8,938)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Ending units .......................      1,862,664         558,424         158,153         514,109         --          --
                                         ============    ============    ============    ============    =========   =========

                                                          NSATGFOCTU
                                        -----------------------------------------
                                             2000          1999        1998
                                        ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          --           --          --
  Realized gain (loss) on investments        (27,217)        --          --
  Change in unrealized gain (loss)
    on investments ...................        (4,210)        --          --
  Reinvested capital gains ...........          --           --          --
                                        ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (31,427)        --          --
                                        ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         8,564         --          --
  Transfers between funds ............       102,537         --          --
  Surrenders .........................          --           --          --
  Death benefits .....................          --           --          --
  Policy loans (net of repayments)
    (note 5) .........................          --           --          --
  Deductions for surrender charges
    (note 2d) ........................          --           --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (1,091)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (35)        --          --
    MSP contracts ....................            (4)        --          --
    SL contracts .....................            (8)        --          --
                                        ------------    ---------   ---------
      Net equity transactions ........       109,963         --          --
                                        ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        78,536         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................          --           --          --
                                        ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        78,536         --          --
                                        ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................          --           --          --
                                        ------------    ---------   ---------
  Units purchased ....................        12,533         --          --
  Units redeemed .....................          (154)        --          --
                                        ------------    ---------   ---------
  Ending units .......................        12,379         --          --
                                        ============    =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                   MSUEMMKT                                         MSUMCAPGR
                                        -----------------------------------------    -----------------------------------------
                                             2000            1999         1998             2000          1999            1998
                                         -----------    -----------    -----------    -----------    -------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $   150,351         84,931         18,583           (162)            --            --
  Realized gain (loss) on investments         88,105         17,142        (32,880)       (13,306)            --            --
  Change in unrealized gain (loss)
    on investments ...................      (119,691)        20,955         (7,323)       (98,350)            --            --
  Reinvested capital gains ...........          --             --             --              800             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       118,765        123,028        (21,620)      (111,018)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       423,869        176,047         41,423         88,544             --            --
  Transfers between funds ............       353,545        265,717        144,407        877,199             --            --
  Surrenders .........................          (956)          (137)          --             (650)            --            --
  Death benefits .....................          --             --             --             --               --            --
  Policy loans (net of repayments)
    (note 5) .........................        (6,273)          (792)          --              (83)            --            --
  Deductions for surrender charges
    (note 2d) ........................          (151)           (17)          --             (103)            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (78,727)       (30,191)        (6,534)       (12,506)            --            --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (3,151)        (1,369)          (152)          (300)            --            --
    MSP contracts ....................          (105)            (2)            (1)           (74)            --            --
    SL contracts .....................          (173)            (2)           (13)            (2)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
      Net equity transactions ........       687,878        409,254        179,130        952,025             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       806,643        532,282        157,510        841,007             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       689,792        157,510           --             --               --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     1,496,435        689,792        157,510        841,007             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

CHANGES IN UNITS: ....................
  Beginning units ....................        75,186         21,992           --             --               --            --
                                                --             --             --             --               --            --
  Units purchased ....................        90,977         57,926         22,914         98,221             --            --
  Units redeemed .....................       (19,742)        (4,732)          (922)        (1,379)            --            --
                                                --             --             --             --               --            --
  Ending units .......................       146,421         75,186         21,992         96,842             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

                                                         MSUUSREALE
                                           -----------------------------------------
                                             2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............       263,091         53,245            (16)
  Realized gain (loss) on investments        298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ...................       155,839       (130,048)        27,306
  Reinvested capital gains ...........        25,130           --              339
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       742,655       (117,007)        (3,426)
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,587,036        754,790        233,023
  Transfers between funds ............     1,297,880        440,087        517,845
  Surrenders .........................       (14,855)        (8,017)          --
  Death benefits .....................          (503)        (1,020)          --
  Policy loans (net of repayments)
    (note 5) .........................         8,244         (8,547)          (834)
  Deductions for surrender charges
    (note 2d) ........................        (2,351)        (1,027)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (156,453)      (188,335)       (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (7,652)        (4,322)        (1,116)
    MSP contracts ....................          (893)          (107)            (4)
    SL contracts .....................          (715)          (227)           (94)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,709,738        983,275        720,543
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,452,393        866,268        717,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,583,385        717,117           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     5,035,778      1,583,385        717,117
                                         ===========    ===========    ===========

CHANGES IN UNITS: ....................
  Beginning units ....................       185,170         81,141           --
                                                --             --             --
  Units purchased ....................       321,028        119,546         84,716
  Units redeemed .....................       (50,354)       (15,517)        (3,575)
                                                --             --             --
  Ending units .......................       455,844        185,170         81,141
                                         ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  VEWWEMGMKT                                       VEWWHRDAST
                                         -----------------------------------------    -----------------------------------------
                                            2000            1999          1998            2000           1999          1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (1,640)          (139)           (20)         6,036          2,174            (11)
  Realized gain (loss) on investments       (408,538)       235,337        (14,143)        29,182         26,395         (3,051)
  Change in unrealized gain (loss)
    on investments ...................    (1,655,251)       663,413         18,347         20,687         22,444         (2,102)
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (2,065,429)       898,611          4,184         55,905         51,013         (5,164)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,719,241        322,588         90,144        140,736        201,802         23,363
  Transfers between funds ............     1,679,789      1,279,757        207,921        728,352         69,474        144,721
  Surrenders .........................       (45,027)        (1,334)          --           (5,248)          (679)          --
  Death benefits .....................          --           (1,149)          --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (19,011)        (5,485)           410          3,590            216            235
  Deductions for surrender charges
    (note 2d) ........................        (7,125)          (171)          --             (831)           (87)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (324,544)       (90,731)       (13,062)       (48,413)       (29,846)        (8,707)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (13,663)        (4,040)          (370)        (2,162)        (1,079)          (186)
    MSP contracts ....................        (1,248)          (151)            (1)          (343)            (2)            (1)
    SL contracts .....................        (1,292)          (184)           (31)          (135)          (159)           (16)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,987,120      1,499,100        285,011        815,546        239,640        159,409
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       921,691      2,397,711        289,195        871,451        290,653        154,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,686,906        289,195           --          444,898        154,245           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     3,608,597      2,686,906        289,195      1,316,349        444,898        154,245
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       204,110         43,904           --           53,265         22,344           --
  Beginning units ....................          --             --             --             --             --             --
                                             316,404        171,741         46,042        106,332         51,882         23,601
  Units purchased ....................       (53,994)       (11,535)        (2,138)       (18,085)       (20,961)        (1,257)
  Units redeemed .....................          --             --             --             --             --             --
                                             466,520        204,110         43,904        141,512         53,265         22,344
  Ending units .......................   ============== ============== ============== ============== =============  ============
                                                           WPTGLOPVC
                                         -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............         22,477          8,941          4,471
  Realized gain (loss) on investments          93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ...................         87,894         (2,238)         5,870
  Reinvested capital gains ...........         23,283         18,278           --
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        226,798         22,541         18,748
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        576,937        486,214         76,711
  Transfers between funds ............        628,024           (106)       655,643
  Surrenders .........................         (4,490)        (2,612)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (20,705)        (3,476)       (17,477
  Deductions for surrender charges
    (note 2d) ........................           (710)          (334)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (131,580)       (53,820)       (13,090
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (4,272)        (2,591)          (558
    MSP contracts ....................           (428)           (46)            (2
    SL contracts .....................           (681)           (57)           (47
                                          -----------    -----------    -----------
      Net equity transactions ........      1,042,095        423,172        701,180
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,268,893        445,713        719,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,165,641        719,928           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....      2,434,534      1,165,641        719,928
                                          ===========    ===========    ===========


CHANGES IN UNITS: ....................        102,845         66,036           --
  Beginning units ....................           --             --             --
                                              114,059         67,676         69,022
  Units purchased ....................        (16,387)       (30,867)        (2,986
  Units redeemed .....................           --             --             --
                                              200,517        102,845         66,036
  Ending units .......................    ============== ============== ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          WPTINTEQ                                     WPTVALUE
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    11,560         19,201          2,831         (1,199)          (154)           (13)
  Realized gain (loss) on investments        242,925        115,611        (24,058)       225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ...................    (1,294,832)       581,395         30,323       (716,480)       208,276         29,961
  Reinvested capital gains ...........       310,165           --             --          141,743           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (730,182)       716,207          9,096       (350,112)       294,796         27,842
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       467,135        386,407        114,374        381,654        170,257         48,012
  Transfers between funds ............       625,009        716,698        495,343        297,999        306,681        118,060
  Surrenders .........................       (33,371)        (6,378)          --          (12,588)        (1,792)          (163)
  Death benefits .....................          --             --             --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (16,955)        (4,356)          (891)        (6,839)        (2,901)           404
  Deductions for surrender charges
    (note 2d) ........................        (5,281)          (817)          --           (1,992)          (229)            (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (157,048)      (114,080)       (19,101)       (83,921)       (61,093)        (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (8,846)        (5,328)          (733)        (4,492)        (1,843)          (237)
    MSP contracts ....................          (866)          (367)            (3)          (481)           (24)            (1)
    SL contracts .....................          (834)          (328)           (62)          (736)           (63)           (20)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........       868,943        971,451        588,927        568,604        408,993        158,256
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       138,761      1,687,658        598,023        218,492        703,789        186,098
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,285,681        598,023           --          889,887        186,098           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     2,424,442      2,285,681        598,023      1,108,379        889,887        186,098
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       141,958         56,767           --           51,860         17,619           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Beginning units ....................          --             --             --             --             --             --
                                              84,215         98,872         58,807         43,425         38,599         18,507
  Units purchased ....................       (15,819)       (13,681)        (2,040)       (15,055)        (4,358)          (888)
  Units redeemed .....................          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
                                             210,354        141,958         56,767         80,230         51,860         17,619
  Ending units .......................   ============== ============== ============== ============== =============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communication Fund
                  (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)


                                                                     (Continued)

              Portfolios of Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service
                  Shares (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio - Service
                  Shares (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service
                  Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of The Universal Institutional Funds, Inc.
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                 Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - Mid Cap Growth
                   Portfolio (MSUMCapGr)
                  (formerly Morgan Stanley - Mid Cap Growth Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                   Portfolio (MSUUSRealE)
                  (formerly Van Kampen Morgan Stanley - U.S. Real Estate
                     Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000, and the period February 18, 1998 (commencement of operations) through December 1998.

     The following is a summary for 2000:

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

  American Century VP -
   American Century VP Income & Growth ..............       804,658        $13.383115      $10,768,831     0.00%      (10.62)%

  American Century VP -
   American Century VP International ................     1,252,780         16.203538       20,299,468     0.00%      (16.83)%

  American Century VP -
   American Century VP Value ........................       380,941         12.277397        4,676,964     0.00%       18.14%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       953,352         14.972899       14,274,443     0.00%      (11.03)%

  Dreyfus Stock Index Fund ..........................     6,631,938         14.027609       93,030,233     0.00%       (9.28)%

  Dreyfus IP - European Equity Portfolio ............        70,183         12.672265          889,378     0.00%       (0.65)%

  Dreyfus VIF - Appreciation Portfolio ..............       721,134         14.418721       10,397,830     0.00%       (2.00)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       184,168         10.900349        2,007,495     0.00%       10.45%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........     1,731,014         12.835974       22,219,251     0.00%        8.30%

  Fidelity VIP - Growth Portfolio - Service Class ...     3,245,205         17.016859       55,223,196     0.00%      (11.07)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       775,357          7.993621        6,197,910     0.00%      (22.61)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............       709,131         12.973519        9,199,925     0.00%      (19.15)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............     2,414,828         15.048072       36,338,506     0.00%       (6.71)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       959,519         10.743116       10,308,224     0.00%      (17.18)%

  Gartmore NSAT Emerging Markets Fund ...............         2,391          8.712299           20,831     0.00%      (51.70)%***

  Gartmore NSAT Global Technology &
   Communications Fund ..............................        91,498          6.017639          550,602     0.00%     (159.83)%***

  Gartmore NSAT International Growth Fund ...........         2,697          9.249730           24,947     0.00%      (30.10)%***

  Janus Aspen Series - Capital Appreciation
   Portfolio - Service Shares .......................     2,083,464          8.236248       17,159,926     0.00%      (18.95)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

Janus Aspen Series -
 Global Technology Portfolio - Service Shares .......     1,878,974          6.582411       12,368,179     0.00%      (36.72)%***

Janus Aspen Series - International Growth
 Portfolio - Service Shares .........................     1,639,208          8.273482       13,561,958     0.00%      (18.55)%***

Nationwide SAT - Balanced Fund ......................       382,020         10.862308        4,149,619     0.00%       (0.35)%

Nationwide SAT - Capital Appreciation Fund ..........     1,582,653          9.956531       15,757,734     0.00%      (26.53)%

Nationwide SAT - Equity Income Fund .................       150,717         12.193117        1,837,710     0.00%      (10.62)%

Nationwide SAT - Global 50 Fund .....................     1,172,113         12.840541       15,050,565     0.00%      (12.32)%

Nationwide SAT - Government Bond Fund ...............       796,198         11.968657        9,529,421     0.00%       12.54%

Nationwide SAT - High Income Bond Fund ..............       167,390         10.013612        1,676,179     0.00%       (8.28)%

Nationwide SAT - Mid Cap Growth Portfolio
 (formerly Nationwide SAT -
 Strategic Growth Portfolio) ........................       569,923         17.915535       10,210,475     0.00%      (15.38)%

Nationwide SAT - Mid Cap Index Fund .................       312,214         15.436663        4,819,542     0.00%       15.21%

Nationwide SAT - Money Market Fund ..................     6,735,623         11.702768       78,825,433     0.00%        6.03%

Nationwide SAT - Multi Sector Bond Fund .............     1,105,931         11.008804       12,174,978     0.00%        5.65%

Nationwide SAT - Small Cap Growth Fund ..............       220,651         17.186287        3,792,171     0.00%      (16.17)%

Nationwide SAT - Small Cap Growth Fund
 Initial Funding by Depositor (note 1a) .............       100,000         17.186295        1,718,630     0.00%      (16.17)%

Nationwide SAT - Small Cap Value Fund ...............       731,305         13.779795       10,077,233     0.00%       11.20%

Nationwide SAT - Small Company Fund .................       922,404         15.841678       14,612,427     0.00%        8.90%

Nationwide SAT - Strategic Value Fund ...............       114,604         10.471261        1,200,048     0.00%        7.61%

Nationwide SAT - Total Return Fund ..................     2,459,963         12.359389       30,403,640     0.00%       (2.12)%

Neuberger & Berman AMT - Guardian Portfolio .........       253,627         15.303939        3,881,492     0.00%        1.13%

Neuberger & Berman AMT -
 Mid Cap Growth Portfolio ...........................       903,690         19.835316       17,924,977     0.00%       (7.46)%

Neuberger & Berman AMT - Partners Portfolio .........       648,616         11.267369        7,308,196     0.00%        0.70%

Oppenheimer Aggressive Growth Fund / VA .............     1,531,755         18.311377       28,048,543     0.00%      (11.24)%

Oppenheimer Capital Appreciation Fund / VA ..........     1,394,931         17.524709       24,445,760     0.00%       (0.23)%

Oppenheimer Global Securities Fund / VA .............       228,958          9.598100        2,197,562     0.00%       (5.99)%***

Oppenheimer
 Main Street Growth & Income / VA ...................     1,325,991         11.624742       15,414,303     0.00%       (8.78)%

Strong Opportunity Fund II, Inc. ....................       156,475          9.854316        1,541,954     0.00%       (1.83)%***

The Universal Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) ...................       116,206         10.321107        1,199,375     0.00%       11.39%

 The Universal Institutional Funds, Inc. -
  Mid Cap Growth  Portfolio
  (formerly Morgan Stanley -
  Mid Cap Growth Portfolio) ........................         38,928          8.689212          338,254     0.00%      (19.54)%***








                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------



  The Universal Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley U.S. Real Estate Portfolio) .......       320,762         10.935907        3,507,823     0.00%       15.43%***

  Turner NSAT Growth Focus Fund .....................        12,379          6.344311           78,536     0.00%     (146.74)%***

  Van Eck WIT -
   Worldwide Emerging Markets Fund ..................       408,641          7.669407        3,134,034     0.00%      (41.87)%

  Van Eck WIT - Worldwide Hard Assets Fund ..........       138,471          9.305371        1,288,524     0.00%       11.40%

  Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............        93,621         12.974256        1,214,663     0.00%      (18.94)%

  Warburg Pincus Trust -
   International Equity Portfolio ...................       161,421         11.977804        1,933,469     0.00%      (25.90)%

  Warburg Pincus Trust - Value Portfolio ............        69,236         14.116099          977,342     0.00%        8.91%

The BEST of AMERICA(R)
Corporate Variable Universal Life SeriesSM:

  American Century VP -
   American Century VP Income & Growth ..............       763,555         11.398555        8,703,424     0.31%      (10.97)%

  American Century VP -
   American Century VP International ................     1,191,245         13.221985       15,750,624     0.30%      (17.16)%

  American Century VP -
   American Century VP Value ........................       111,911         10.893612        1,219,115     0.16%       17.67%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       136,511         12.795380        1,746,710     0.40%      (11.39)%

  Dreyfus Stock Index Fund ..........................     7,299,831         11.972080       87,394,161     0.28%       (9.64)%

  Dreyfus IP - European Equity Portfolio ............         8,448         12.608842          106,519     0.23%       (1.05)%

  Dreyfus VIF - Appreciation Portfolio ..............     1,368,457         12.111451       16,574,000     0.34%       (2.39)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       607,272         10.828312        6,575,731     0.14%       10.01%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........       351,542         11.310203        3,976,011     0.30%        7.87%

  Fidelity VIP - Growth Portfolio - Service Class ...     2,131,137         14.593603       31,100,967     0.34%      (11.42)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       441,041          7.470194        3,294,662     0.32%      (22.92)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............     1,216,616         10.864367       13,217,763     0.44%      (19.47)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............       671,658         13.026647        8,749,452     0.37%       (7.09)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       397,095          9.628054        3,823,252     0.43%      (17.51)%

  Janus Aspen Series -
   Capital Appreciation Portfolio - Service Class ...       535,891          8.205940        4,397,489     0.22%***   (19.27)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       343,351          6.558143        2,251,745     0.38%***   (36.98)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       383,403          8.243024        3,160,400     0.23%***   (18.87)%***

   Nationwide SAT - Balanced Fund ...................       117,858          9.980967        1,176,337     0.30%       (0.75)%

   Nationwide SAT - Capital Appreciation Fund .......       178,360          8.505270        1,517,000     0.23%      (26.82)%

   Nationwide SAT - Equity Income Fund ..............        29,855         11.117142          331,902     0.90%      (10.98)%

   Nationwide SAT - Global 50 Fund ..................       942,496         11.093053       10,455,158     0.40%      (12.67)%

   Nationwide SAT - Government Bond Fund ............     3,170,399         11.626380       36,860,264     0.36%       12.09%

   Nationwide SAT - High Income Bond Fund ...........       224,564          9.436226        2,119,037     0.10%       (8.64)%

   Nationwide SAT - Mid Cap Growth Fund .............       647,094         16.319202       10,560,058     0.42%      (15.72)%

   Nationwide SAT - Mid Cap Index Fund ..............        38,007         13.573326          515,881     0.14%       14.75%

   Nationwide SAT - Money Market Fund ...............     5,646,634         11.380873       64,263,624     0.24%        5.60%

   Nationwide SAT - Multi Sector Bond Fund ..........     1,055,243         10.635225       11,222,747     0.36%        5.23%

   Nationwide SAT - Small Cap Growth Fund ...........        59,757         17.072794        1,020,219     0.24%      (16.50)%

   Nationwide SAT - Small Cap Value Fund ............       152,675         12.101060        1,847,529     0.24%       10.76%

   Nationwide SAT - Small Company Fund ..............       493,035         14.091380        6,947,544     0.15%        8.47%

   Nationwide SAT - Strategic Value Fund ............         2,481          9.402302           23,327     0.59%        7.18%

   Nationwide SAT - Total Return Fund ...............       212,989         10.534111        2,243,650     0.36%       (2.51)%

   Neuberger & Berman AMT - Guardian Portfolio ......        86,066         10.768698          926,819     0.20%        0.73%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       827,220         15.959556       13,202,064     0.31%       (7.83)%

   Neuberger & Berman AMT - Partners Portfolio ......       241,651         10.015242        2,420,193     0.30%        0.03%

   Oppenheimer Aggressive Growth Fund / VA ..........     1,068,591         15.659821       16,733,944     0.32%      (11.59)%

   Oppenheimer Capital Appreciation Fund / VA .......       911,021         14.945030       13,615,236     0.28%       (0.63)%

   Oppenheimer Global Securities Fund / VA ..........        43,440          9.572769          415,841     0.17%***    (6.37)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       327,513          9.845729        3,224,604     0.28%       (9.14)%

   Strong Opportunity Fund II, Inc. .................        72,473          9.828296          712,286     0.28%       (1.49)%

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................        28,939          9.671636          279,887     0.47%       10.94%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................         8,201          8.666239           71,072     0.54%***   (19.89)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................       111,390         10.960329        1,220,871     0.38%***    15.00%***

   Van Eck WIT - Worldwide Emerging Markets Fund ....        41,537          7.303734          303,375     0.49%      (42.10)%

   Van Eck WIT - Worldwide Hard Assets Fund .........         3,041          9.149843           27,825     0.83%       10.96%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........       106,896         11.411760        1,219,871     0.59%      (19.26)%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        48,933         10.033586          490,973     0.50%      (26.19)%

   Warburg Pincus Trust - Value Portfolio ...........        10,994         11.918959          131,037     0.35%        8.48%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............       540,359         10.285709        5,557,975     0.42%      (10.70)%

   American Century VP -
    American Century VP International ...............       619,313         13.288939        8,230,013     0.37%      (16.91)%

   American Century VP -
    American Century VP Value .......................       124,532         12.140456        1,511,875     0.18%       18.02%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        42,696         10.896922          465,255     0.49%      (11.12)%

   Dreyfus Stock Index Fund .........................     4,975,884         10.357445       51,537,445     0.34%       (9.37)%

   Dreyfus IP - European Equity Portfolio ...........        36,592         12.656379          463,122     0.23%       (0.75)%

   Dreyfus VIF - Appreciation Portfolio .............       498,451         10.646157        5,306,588     0.45%       (2.10)%

 Federated Insurance Series -
 Quality Bond Fund II ...............................     4,027,297         10.882300       43,826,254     0.11%       10.34%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       215,028         11.240819        2,417,091     0.32%        8.20%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,184,884         11.150661       13,212,240     0.48%      (11.16)%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       591,491          7.950841        4,702,851     0.54%      (22.69)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       171,286         11.126859        1,905,875     0.66%      (19.23)%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       209,278         10.913660        2,283,989     0.50%       (6.81)%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         3,187          8.728402           27,817     0.60%      (17.26)%

   Janus Aspen Series -
    Capital Appreciation Portfolio - Service Class ..        75,935          8.228654          624,843     0.22%***   (19.03)%***

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       157,837          6.576328        1,037,988     0.38%***   (36.78)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       230,451          8.265856        1,904,875     0.23%***   (18.63)%***

   Nationwide SAT - Balanced Fund ...................       148,185          9.935839        1,472,342     0.29%       (0.45)%

   Nationwide SAT - Capital Appreciation Fund .......       587,392          7.574275        4,449,069     0.23%      (26.61)%

   Nationwide SAT - Global 50 Fund ..................       141,948         10.424035        1,479,671     0.44%      (12.41)%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Government Bond Fund ............       304,223         11.120055        3,382,976     0.42%       12.43%

   Nationwide SAT - High Income Bond Fund ...........     1,268,447          9.119705       11,567,862     0.09%       (8.37)%

   Nationwide SAT - Mid Cap Growth Fund .............       499,194         13.906958        6,942,270     0.42%      (15.46)%

   Nationwide SAT - Mid Cap Index Fund ..............        97,058         14.122042        1,370,657     0.14%       15.09%

   Nationwide SAT - Money Market Fund ...............     8,179,266         10.971228       89,736,592     0.26%        5.92%

   Nationwide SAT - Multi Sector Bond Fund ..........       271,955         10.733031        2,918,901     0.28%        5.55%

   Nationwide SAT - Small Cap Growth Fund ...........        29,192         17.157856          500,872     0.24%      (16.25)%

   Nationwide SAT - Small Cap Value Fund ............       222,101         14.901350        3,309,605     0.25%       11.09%

   Nationwide SAT - Small Company Fund ..............     1,331,219         16.119172       21,458,148     0.13%        8.79%

   Nationwide SAT - Strategic Value Fund ............           505         10.645991            5,376     0.53%        7.50%

   Nationwide SAT - Total Return Fund ...............        43,448         10.246333          445,183     0.43%       (2.22)%

   Neuberger & Berman AMT - Guardian Portfolio ......        57,098         11.073505          632,275     0.25%        1.03%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       391,150         14.538915        5,686,897     0.39%       (7.55)%

   Oppenheimer Aggressive Growth Fund / VA ..........       827,728         14.724854       12,188,174     0.36%      (11.33)%

   Oppenheimer Capital Appreciation Fund / VA .......       533,112         13.187632        7,030,485     0.34%       (0.33)%

   Oppenheimer Global Securities Fund / VA ..........       145,609          9.591764        1,396,647     0.17%***    (6.08)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       209,160         10.690852        2,236,099     0.38%       (8.87)%

   Strong Opportunity Fund II, Inc. .................       285,161          9.847803        2,808,209     0.12%***    (1.94)%***

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................         1,276         13.458822           17,173     0.65%       11.28%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................        49,713          8.683462          431,681     0.46%***   (19.63)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................        23,692         12.961511          307,084     0.39%***    15.33%***

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        16,342         10.475365          171,188     0.69%      (41.92)%
                                                           ========        ==========
                                                                                        $1,414,892,441
                                                                                        ==============

The following is a summary for 1999:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............       463,779        $14.972547      $ 6,943,953     0.00%       18.02%

   American Century VP -
    American Century VP International ...............       625,339         19.481449       12,182,510     0.00%       64.04%

   American Century VP -
    American Century VP Value .......................       169,333         10.392110        1,759,727     0.00%       (0.85)%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       480,241         16.829763        8,082,342     0.00%       30.08%

   Dreyfus Stock Index Fund .........................     3,757,311         15.462782       58,098,481     0.00%       20.60%

   Dreyfus IP - European Equity Portfolio ...........        10,415         12.930654          134,673     0.00%       11.46%

   Dreyfus VIF - Appreciation Portfolio .............       505,299         14.513370        7,333,591     0.00%      111.52%***

   Federated Insurance Series -
    Quality Bond Fund II ............................         3,972          9.869090           39,200     0.00%       (1.97)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........     1,196,502         11.851816       14,180,722     0.00%        6.25%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,564,447         19.134456       29,934,842     0.00%       37.29%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       664,736         10.329299        6,866,257     0.00%        8.07%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       392,522         16.046561        6,298,628     0.00%       42.46%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............     1,324,909         16.131283       21,372,482     0.00%       24.15%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       673,044         12.971233        8,730,211     0.00%        4.18%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        62,633          9.266040          580,360     0.00%       29.37%

   Nationwide SAT - Balanced Fund ...................       224,583         10.900657        2,448,102     0.00%        0.87%

   Nationwide SAT - Capital Appreciation Fund .......     1,343,877         13.552350       18,212,691     0.00%        4.28%

   Nationwide SAT - Equity Income Fund ..............        66,677         13.642236          909,623     0.00%       18.49%

   Nationwide SAT - Global 50 Fund ..................       595,841         14.645021        8,726,104     0.00%       22.92%

   Nationwide SAT - Government Bond Fund ............       509,816         10.635188        5,421,989     0.00%       (2.35)%

   Nationwide SAT - High Income Bond Fund ...........       130,767         10.917180        1,427,607     0.00%        3.19%

   Nationwide SAT - Mid Cap Index Fund ..............        61,224         13.399089          820,346     0.00%       20.92%

   Nationwide SAT - Money Market Fund ...............     4,602,015         11.037591       50,795,159     0.00%        4.85%

   Nationwide SAT - Multi Sector Bond Fund ..........       590,762         10.419701        6,155,563     0.00%        1.56%

   Nationwide SAT - Small Cap Growth Fund ...........        32,108         20.501257          658,254     0.00%      157.84%***

   Nationwide SAT - Small Cap Growth Fund
    Initial Funding by Depositor (note 1a) ..........       100,000         20.501257        2,050,126     0.00%      157.84%***

   Nationwide SAT - Small Cap Value Fund ............       345,575         12.391945        4,282,346     0.00%       27.84%

   Nationwide SAT - Small Company Fund ..............       393,286         14.547287        5,721,244     0.00%       44.02%

   Nationwide SAT - Strategic Growth Fund ...........       211,257         21.171385        4,472,603     0.00%       84.75%

   Nationwide SAT - Strategic Value Fund ............        96,106          9.730781          935,186     0.00%       (3.07)%

   Nationwide SAT - Total Return Fund ...............     1,852,310         12.627200       23,389,489     0.00%        6.94%

   Neuberger & Berman AMT - Guardian Portfolio ......       177,738         15.132896        2,689,691     0.00%       14.93%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       280,847         21.434231        6,019,739     0.00%       53.89%

   Neuberger & Berman AMT - Partners Portfolio ......       582,704         11.188893        6,519,813     0.00%        7.37%

   Oppenheimer Aggressive Growth Fund / VA ..........       431,151         20.629873        8,894,590     0.00%       83.60%

   Oppenheimer Capital Appreciation Fund / VA .......       618,285         17.565274       10,860,345     0.00%       41.66%

   Oppenheimer
    Main Street Growth & Income / VA ................       460,733         12.743006        5,871,123     0.00%       21.71%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................       194,066         13.192491        2,560,214     0.00%      100.28%

   Van Eck WIT - Worldwide Hard Assets Fund .........        53,013          8.353043          442,820     0.00%       21.00%

 Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio ...................       146,473          8.539870        1,250,860     0.00%       (3.37)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        46,879         17.414110          816,356     0.00%       63.50%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        60,100         11.912913          715,966     0.00%        6.24%

   Warburg Pincus Trust -
    International Equity Portfolio ..................       138,513         16.163464        2,238,850     0.00%       53.43%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP Income & Growth .............       355,846         12.803106        4,555,934     0.19%       17.55%

   American Century VP -
    American Century VP International ...............       204,837         15.960157        3,269,231     0.18%       63.39%

   American Century VP -
    American Century VP Value .......................        23,107          9.257533          213,914     0.61%       (1.25)%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        28,931         14.439525          417,750     0.40%       29.56%

   Dreyfus Stock Index Fund .........................     3,707,136         13.249543       49,117,858     0.25%       20.12%

   Dreyfus VIF - Appreciation Portfolio .............       843,808         12.239522       10,327,807     0.34%       11.01%

   Federated Insurance Series -
    Quality Bond Fund II ............................            18          9.842943              177     0.39%***    (2.36)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       118,952         10.484615        1,247,166     0.34%        5.83%

   Fidelity VIP - Growth Portfolio - Service Class ..       758,262         16.475102       12,492,444     0.21%       36.74%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       230,895          9.691447        2,237,707     0.14%        7.64%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       504,007         13.491426        6,799,773     0.29%       41.89%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       230,228         14.020034        3,227,804     0.27%       23.65%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       125,424         11.671298        1,463,861     0.42%        3.77%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        12,553          8.717559          109,432     0.30%       28.86%

   Nationwide SAT - Balanced Fund ...................        43,881         10.056111          441,272     0.31%        0.47%

   Nationwide SAT - Capital Appreciation Fund .......        65,598         11.623180          762,457     0.16%        3.86%

   Nationwide SAT - Equity Income Fund ..............           965         12.487973           12,051     0.99%       18.02%

   Nationwide SAT - Global 50 Fund ..................       468,148         12.702408        5,946,607     0.31%       22.43%

   Nationwide SAT - Government Bond Fund ............     1,312,872         10.372218       13,617,395     0.44%       (2.74)%

   Nationwide SAT - High Income Bond Fund ...........        80,137         10.328712          827,712     0.08%        2.78%

   Nationwide SAT - Money Market Fund ...............     3,786,796         10.776865       40,809,789     0.29%        4.43%

   Nationwide SAT - Multi Sector Bond Fund ..........       460,632         10.106222        4,655,249     0.25%        1.15%

   Nationwide SAT - Small Cap Growth Fund ...........           118         20.447188            2,413     0.64%***   157.03%***

   Nationwide SAT - Small Cap Value Fund ............         8,548         10.925665           93,393     0.65%       27.33%

   Nationwide SAT - Small Company Fund ..............        72,698         12.991606          944,464     0.11%       43.45%

   Nationwide SAT - Strategic Growth Fund ...........       128,669         19.361969        2,491,285     0.37%       84.02%

   Nationwide SAT - Strategic Value Fund ............           791          8.772237            6,939     0.37%       (3.46)%

   Nationwide SAT - Total Return Fund ...............        42,084         10.805244          454,728     0.27%        6.52%

   Neuberger & Berman AMT - Guardian Portfolio ......        25,154         10.690765          268,916     0.49%       14.47%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       315,266         17.314889        5,458,796     0.24%       53.28%

   Neuberger & Berman AMT - Partners Portfolio ......        94,285          9.985118          941,447     0.35%        6.94%

   Oppenheimer Aggressive Growth Fund / VA ..........       138,018         17.712996        2,444,712     0.24%       82.87%

   Oppenheimer Capital Appreciation Fund / VA .......       188,390         15.039330        2,833,259     0.29%       41.09%

   Oppenheimer
    Main Street Growth & Income / VA ................        97,691         10.835877        1,058,568     0.33%       21.22%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        10,044         12.613718          126,692     0.22%       99.48%

   Van Eck WIT - Worldwide Hard Assets Fund .........           252          8.246159            2,078     0.70%       20.52%

   Van Kampen LIT - Morgan Stanley

    Real Estate Securities Portfolio ................        38,697          8.593033          332,525     0.70%       (3.76)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........         4,981         14.762349           73,531     0.37%       62.85%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        42,745         10.519954          449,675     0.40%        5.82%

   Warburg Pincus Trust -
    International Equity Portfolio ..................         3,445         13.593893           46,831     0.35%       52.82%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............        55,124         11.518727          634,958     0.25%***    20.10%***

   American Century VP -
    American Century VP International ...............           218         15.993145            3,487     0.25%***    79.60%***

   American Century VP -
    American Century VP Value .......................           946         10.286399            9,731     0.83%***     3.80%***

   Dreyfus Stock Index Fund .........................     1,242,820         11.428481       14,203,545     0.34%***    18.97%***

   Dreyfus VIF - Appreciation Portfolio .............       117,874         10.726699        1,264,399     0.46%***     9.66%***

   Federated Insurance Series -
    Quality Bond Fund II ............................     1,129,926          9.862542       11,143,943     0.08%***    (1.82)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........        59,030         10.389282          613,279     0.47%***     5.17%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............           490         13.776193            6,750     0.38%***    50.15%***

   Nationwide SAT - Balanced Fund ...................        59,518          9.980828          594,039     0.41%***    (0.25)%***

   Nationwide SAT - Capital Appreciation Fund .......       234,561         10.320007        2,420,671     0.21%***     4.25%***

   Nationwide SAT - Global 50 Fund ..................        52,708         11.900760          627,265     0.41%***    25.25%***

   Nationwide SAT - Government Bond Fund ............        59,316          9.890955          586,692     0.71%***    (1.45)%***

   Nationwide SAT - High Income Bond Fund ...........       594,118          9.952512        5,912,967     0.12%***    (0.62)%***

   Nationwide SAT - Money Market Fund ...............     4,669,469         10.357933       48,366,047     0.41%***     4.72%***

   Nationwide SAT - Multi Sector Bond Fund ..........       232,330         10.168791        2,362,515     0.34%***     2.24%***

   Nationwide SAT - Small Company Fund ..............       434,818         14.816849        6,442,633     0.15%***    63.98%***

   Nationwide SAT - Strategic Growth Fund ...........       240,293         16.450708        3,952,990     0.09%***    85.68%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        44,838         15.726546          705,147     0.32%***    76.06%***

   Oppenheimer Aggressive Growth Fund / VA ..........           850         16.605768           14,115     0.32%***    87.74%***
                                                          ========         ==========
                                                                                          $648,293,593
                                                                                          ============


The following is a summary for 1998:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............        97,382        $12.686493      $ 1,235,436     0.00%       26.86%

 American Century VP -
 American Century VP International ..................       206,063         11.875895        2,447,183     0.00%       18.76%

   American Century VP -
    American Century VP Value .......................        59,424         10.481205          622,835     0.00%        4.81%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       105,696         12.938078        1,367,503     0.00%       29.38%

   Dreyfus Stock Index Fund .........................     1,025,141         12.821142       13,143,478     0.00%       28.21%

   Dreyfus VIF - Appreciation Portfolio .............       110,355         13.021619        1,437,001     0.00%       30.22%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       511,915         11.154137        5,709,970     0.00%       11.54%

   Fidelity VIP - Growth Portfolio - Service Class ..       255,829         13.937692        3,565,666     0.00%       39.38%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       368,689          9.557602        3,523,783     0.00%       (4.42)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............        92,817         11.263759        1,045,468     0.00%       12.64%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       362,774         12.993755        4,713,796     0.00%       29.94%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       193,229         12.450522        2,405,802     0.00%       24.51%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        21,992          7.162164          157,510     0.00%      (28.38)%

   Nationwide SAT - Balanced Fund ...................        67,360         10.806799          727,946     0.00%        8.07%

   Nationwide SAT - Capital Appreciation Fund .......       485,064         12.996420        6,304,095     0.00%       29.96%

   Nationwide SAT - Equity Income Fund ..............        21,000         11.513398          241,781     0.00%       15.13%

   Nationwide SAT - Global 50 Fund ..................        41,464         11.913908          493,998     0.00%       19.14%

   Nationwide SAT - Government Bond Fund ............       166,631         10.890820        1,814,748     0.00%        8.91%

   Nationwide SAT - High Income Bond Fund ...........        79,031         10.579676          836,122     0.00%        5.80%

   Nationwide SAT - Mid Cap Index Fund ..............        26,958         11.080816          298,717     0.00%       10.81%

   Nationwide SAT - Money Market Fund ...............     2,000,515         10.527225       21,059,872     0.00%        5.27%

   Nationwide SAT - Multi Sector Bond Fund ..........        74,773         10.260092          767,178     0.00%        2.60%

   Nationwide SAT - Small Cap Value Fund ............       106,497          9.693575        1,032,337     0.00%       (3.06)%

   Nationwide SAT - Small Company Fund ..............       159,205         10.100944        1,608,121     0.00%        1.01%

   Nationwide SAT - Strategic Growth Fund ...........        36,919         11.459357          423,068     0.00%       14.59%

   Nationwide SAT - Strategic Value Fund ............        34,463         10.038994          345,974     0.00%        0.39%

   Nationwide SAT - Total Return Fund ...............       702,365         11.807411        8,293,112     0.00%       18.07%

   Neuberger & Berman AMT - Guardian Portfolio ......        55,695         13.166703          733,320     0.00%       31.67%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        85,802         13.928381        1,195,083     0.00%       39.28%

   Neuberger & Berman AMT - Partners Portfolio ......       375,069         10.420882        3,908,550     0.00%        4.21%

   Oppenheimer Aggressive Growth Fund / VA ..........       100,709         11.236019        1,131,568     0.00%       12.36%

   Oppenheimer Capital Appreciation Fund / VA .......       164,300         12.399968        2,037,315     0.00%       24.00%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Oppenheimer
    Main Street Growth & Income / VA ................       139,668         10.470163        1,462,347     0.00%        4.70%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        43,904          6.586990          289,195     0.00%      (34.13)%

   Van Eck WIT - Worldwide Hard Assets Fund .........        22,344          6.903203          154,245     0.00%      (30.97)%

   Van Kampen LIT - Morgan Stanley
    Real Estate Securities Portfolio ................        81,141          8.837916          717,117     0.00%      (11.62)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        16,634         10.651002          177,169     0.00%        6.51%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        49,891         11.212895          559,423     0.00%       12.13%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        56,767         10.534701          598,023     0.00%        5.35%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP International ...............         3,234          9.768200           31,590     0.16%***    (3.46)%***

   American Century VP -
    American Century VP Value .......................           440          9.374321            4,125     0.23%***    (9.33)%***

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................           397         11.144998            4,425     0.18%***    17.07%***

   Dreyfus Stock Index Fund .........................       111,613         11.030001        1,231,092     0.24%***    15.36%***

   Dreyfus VIF - Appreciation Portfolio .............        10,106         11.025485          111,424     0.29%***    15.28%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........         5,995          9.906965           59,392     0.20%***    (1.39)%***

   Fidelity VIP - Growth Portfolio - Service Class ..           185         12.048634            2,229     0.26%***    30.55%***

   Fidelity VIP -
    High Income Portfolio - Service Class ...........            77          9.003329              693     0.21%***   (14.86)%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............         3,076          9.508092           29,247     0.16%***    (7.33)%***

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............         2,712         11.338370           30,750     0.16%***    19.95%***

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         1,228         11.247664           13,812     0.18%***    18.61%***

   Nationwide SAT - Balanced Fund ...................           349         10.009481            3,493     0.21%***     0.13%***

   Nationwide SAT - Capital Appreciation Fund .......           847         11.191056            9,479     0.20%***    17.76%***

   Nationwide SAT - Equity Income Fund ..............           211         10.581467            2,233     0.22%***     8.66%***

   Nationwide SAT - Government Bond Fund ............       270,361         10.664112        2,883,160     0.23%***     9.90%***

   Nationwide SAT - High Income Bond Fund ...........        13,423         10.049520          134,895     0.15%***     0.75%***

   Nationwide SAT - Money Market Fund ...............       394,891         10.319833        4,075,209     0.13%***     4.75%***

   Nationwide SAT - Multi Sector Bond Fund ..........        15,549          9.991296          155,355     0.12%***    (0.13)%***


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Small Company Fund ..............           257          9.056852            2,328     0.20%***   (14.06)%***

   Nationwide SAT - Strategic Growth Fund ...........           477         10.521882            5,019     0.17%***     7.78%***

   Nationwide SAT - Total Return Fund ...............            70         10.144232              710     0.14%***     2.15%***

   Neuberger & Berman AMT - Guardian Portfolio ......           838          9.338993            7,826     0.15%***    (9.85)%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................            70         11.296584              791     0.22%***    19.34%***

   Neuberger & Berman AMT - Partners Portfolio ......        26,750          9.337008          249,765     0.35%***    (9.88)%***

   Oppenheimer Aggressive Growth Fund / VA ..........         1,235          9.685930           11,962     0.19%***    (4.68)%***

   Oppenheimer Capital Appreciation Fund / VA .......           767         10.659314            8,176     0.25%***     9.82%***

   Oppenheimer
    Main Street Growth and Income / VA ..............        18,485          8.938847          165,235     0.16%***   (15.82)%***

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........           985          9.065227            8,929     0.15%***   (13.94)%***

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        16,145          9.941469          160,505     0.18%***    (0.88)%***
                                                          =========        =========
                                                                                          $107,989,704
                                                                                          ============






* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Form S-6 Post-Effective Amendment No. 6 comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 129 pages.


Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.  Power of Attorney dated April 4, 2001.              Attached hereto.

2.  Resolution of the Depositor's Board of Directors    Included with the Registration Statement on Form
    authorizing the establishment of the                N-8B-2 for the Nationwide VLI Separate Account-2
    Registrant, adopted                                 (File No. 811-5311), and is hereby incorporated by
                                                        reference.

3.  Distribution Contracts                              Filed previously with Post-Effective Amendment No. 4
                                                        (333-43671) and is hereby incorporated by reference.

4.  Form of Security                                    Filed previously in connection with Registration
                                                        Statement (SEC File No. 333-43671) on January 2, 1998
                                                        and hereby incorporated by reference.

5.  Articles of Incorporation of Depositor              Included with the Registration Statement on Form
                                                        N-8B-2 for the Nationwide VLI Separate Account-2
                                                        (File No. 811-5311), and is hereby incorporated by
                                                        reference.

6.  Application form of Security                        Filed previously in connection with Registration
                                                        Statement (SEC File No. 333-43671) on January 2, 1998
                                                        and hereby incorporated by reference.

7.  Opinion of Counsel                                  Filed previously in connection with Registration
                                                        Statement (SEC File No. 333-43671) on January 2, 1998
                                                        and hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT




The Board of Directors of Nationwide Life Insurance Company and Policy Owners of Nationwide VLI Separate Account-4:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.




                                                                        KPMG LLP


Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, certifies that this Post-Effective Amendment No. 6 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.


                                               NATIONWIDE VLI SEPARATE ACCOUNT-4
                                               ---------------------------------
                                                         (Registrant)

(Seal)                                         NATIONWIDE LIFE INSURANCE COMPANY
                                               ---------------------------------
Attest:                                                   (Depositor)


By:      /s/ GLENN W. SODEN                     By: /s/ STEVEN SAVINI, ESQ.
----------------------------------             ---------------------------------
           Glenn W. Soden                             Steven Savini, Esq.
         Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of April, 2001.


    SIGNATURE                      TITLE

LEWIS J. ALPHIN                  Director
-------------------
Lewis J. Alphin

A. I. BELL                       Director
-------------------
A. I. Bell

YVONNE M. CURL                   Director
-------------------
Yvonne M. Curl

KENNETH D. DAVIS                 Director
-------------------
Kenneth D. Davis

KEITH W. ECKEL                   Director
-------------------
Keith W. Eckel

WILLARD J. ENGEL                 Director
-------------------
Willard J. Engel

FRED C. FINNEY                   Director
-------------------
Fred C. Finney

JOSEPH J. GASPER       President and Chief Operating
-------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN            Chief Executive Officer
-------------------            And Director
W.G. Jurgensen

DAVID O. MILLER          Chairman of the Board and
-------------------              Director
David O. Miller

RALPH M. PAIGE                   Director
-------------------
Ralph M. Paige

JAMES F. PATTERSON               Director
-------------------
James F. Patterson

ARDEN L. SHISLER                 Director                  By /s/ STEVEN SAVINI
-------------------                                        --------------------
Arden L. Shisler                                              Steven Savini
                                                             Attorney-in-Fact
ROBERT L. STEWART                Director
-------------------
Robert L. Stewart